UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
1.38%, 01/15/20	103,726,939	104,498,653
0.13%, 04/15/20	266,164,508	262,788,613
1.25%, 07/15/20	159,402,583	161,275,959
1.13%, 01/15/21	182,329,429	183,474,102
0.13%, 04/15/21	231,429,469	226,738,576
0.63%, 07/15/21	193,541,093	193,080,034
0.13%, 01/15/22	213,625,438	208,405,893
0.13%, 04/15/22	225,500,228	219,164,397
0.13%, 07/15/22	220,324,478	215,048,809
0.13%, 01/15/23	221,350,239	214,340,400
0.63%, 04/15/23	150,570,380	148,671,925
0.38%, 07/15/23	219,573,520	215,347,011
0.63%, 01/15/24	218,950,245	216,070,060
0.13%, 07/15/24	215,261,380	206,868,251
0.25%, 01/15/25	215,765,881	207,134,849
2.38%, 01/15/25	141,686,646	154,448,699
0.38%, 07/15/25	215,525,629	208,727,381
0.63%, 01/15/26	194,094,094	189,994,668
2.00%, 01/15/26	103,211,698	111,056,203
0.13%, 07/15/26	182,025,489	171,710,481
0.38%, 01/15/27	180,626,531	172,524,949
2.38%, 01/15/27	83,039,037	92,546,180
0.38%, 07/15/27	178,487,610	170,625,138
0.50%, 01/15/28	177,005,971	169,932,573
1.75%, 01/15/28	83,126,252	89,029,710
3.63%, 04/15/28	69,992,207	86,956,620
0.75%, 07/15/28	119,114,469	117,286,652
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	80,207,714	92,257,492
3.88%, 04/15/29	85,170,909	109,769,840
3.38%, 04/15/32	32,354,964	42,075,557
2.13%, 02/15/40	43,807,046	53,028,618
2.13%, 02/15/41	55,750,523	67,946,523
0.75%, 02/15/42	97,953,950	92,132,900
0.63%, 02/15/43	72,401,351	65,923,457
1.38%, 02/15/44	109,266,402	117,274,292
0.75%, 02/15/45	121,762,016	113,424,563
1.00%, 02/15/46	89,444,645	88,417,069
0.88%, 02/15/47	87,732,734	84,054,246
1.00%, 02/15/48	60,661,760	59,982,243
Total Treasuries
(Cost $5,819,018,344)		5,704,033,586
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97% (a)	258,214	258,214
Total Other Investment Company
(Cost $258,214)		258,214
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$5,704,033,586	$—	$5,704,033,586
Other Investment Company[1]	258,214	—	—	258,214
Total	$258,214	$5,704,033,586	$—	$5,704,291,800
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.6% of net assets
Bonds
8.50%, 02/15/20	3,428,000	3,691,862
8.75%, 05/15/20	2,534,000	2,776,017
8.75%, 08/15/20	5,158,000	5,711,679
7.88%, 02/15/21	2,189,000	2,440,564
Notes
1.00%, 10/15/19	36,621,000	35,999,444
1.25%, 10/31/19	4,958,000	4,882,855
1.50%, 10/31/19	66,150,000	65,324,417
1.00%, 11/15/19	32,246,000	31,648,945
3.38%, 11/15/19	40,397,000	40,695,243
1.00%, 11/30/19	32,081,000	31,461,937
1.50%, 11/30/19	38,134,000	37,615,616
1.75%, 11/30/19	26,445,000	26,159,890
1.38%, 12/15/19	25,958,000	25,553,420
1.13%, 12/31/19	23,520,000	23,066,137
1.63%, 12/31/19	37,656,000	37,157,352
1.88%, 12/31/19	25,645,000	25,383,541
1.38%, 01/15/20	25,786,000	25,350,861
1.25%, 01/31/20	38,304,000	37,566,349
1.38%, 01/31/20	21,377,000	21,002,903
2.00%, 01/31/20	23,085,000	22,868,127
1.38%, 02/15/20	26,288,000	25,807,936
3.63%, 02/15/20	46,156,000	46,697,792
1.25%, 02/29/20	22,608,000	22,141,268
1.38%, 02/29/20	37,189,000	36,485,169
2.25%, 02/29/20	26,799,000	26,616,327
1.63%, 03/15/20	26,793,000	26,368,603
1.13%, 03/31/20	19,340,000	18,878,786
1.38%, 03/31/20	35,190,000	34,480,014
2.25%, 03/31/20	27,689,000	27,484,037
1.50%, 04/15/20	26,929,000	26,418,822
1.13%, 04/30/20	26,938,000	26,255,606
1.38%, 04/30/20	35,634,000	34,866,338
2.38%, 04/30/20	48,807,000	48,506,723
1.50%, 05/15/20	25,877,000	25,355,417
3.50%, 05/15/20	35,114,000	35,511,776
1.38%, 05/31/20	26,781,000	26,168,489
1.50%, 05/31/20	38,435,000	37,634,021
1.50%, 06/15/20	24,643,000	24,118,374
1.63%, 06/30/20	38,528,000	37,760,450
1.88%, 06/30/20	28,592,000	28,143,575
2.50%, 06/30/20	23,043,000	22,926,885
1.50%, 07/15/20	26,707,000	26,103,484
1.63%, 07/31/20	38,083,000	37,281,918
2.00%, 07/31/20	25,270,000	24,911,186
2.63%, 07/31/20	40,939,000	40,807,867
1.50%, 08/15/20	25,909,000	25,296,698
2.63%, 08/15/20	38,558,000	38,427,716
1.38%, 08/31/20	37,189,000	36,197,535
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 08/31/20	54,335,000	53,636,710
2.63%, 08/31/20	56,022,000	55,826,142
1.38%, 09/15/20	25,484,000	24,790,656
1.38%, 09/30/20	38,977,000	37,889,907
2.00%, 09/30/20	22,613,000	22,253,489
1.63%, 10/15/20	25,686,000	25,076,459
1.38%, 10/31/20	37,719,000	36,615,425
1.75%, 10/31/20	30,833,000	30,161,539
1.75%, 11/15/20	24,612,000	24,064,479
2.63%, 11/15/20	58,637,000	58,377,028
1.63%, 11/30/20	35,733,000	34,826,415
2.00%, 11/30/20	23,386,000	22,975,375
1.88%, 12/15/20	25,806,000	25,277,279
1.75%, 12/31/20	37,045,000	36,170,246
2.38%, 12/31/20	22,696,000	22,466,380
2.00%, 01/15/21	25,387,000	24,910,498
1.38%, 01/31/21	36,607,000	35,392,963
2.13%, 01/31/21	27,266,000	26,821,330
2.25%, 02/15/21	28,387,000	27,995,016
3.63%, 02/15/21	49,103,000	49,958,467
1.13%, 02/28/21	37,680,000	36,168,384
2.00%, 02/28/21	28,768,000	28,196,011
2.38%, 03/15/21	29,464,000	29,132,530
1.25%, 03/31/21	36,349,000	34,953,255
2.25%, 03/31/21	26,414,000	26,030,172
2.38%, 04/15/21	58,520,000	57,823,932
1.38%, 04/30/21	58,855,000	56,692,769
2.63%, 05/15/21	32,994,000	32,790,365
3.13%, 05/15/21	40,526,000	40,791,952
1.38%, 05/31/21	44,851,000	43,141,056
2.63%, 06/15/21	31,727,000	31,520,031
1.13%, 06/30/21	63,229,000	60,329,357
2.63%, 07/15/21	52,198,000	51,842,197
1.13%, 07/31/21	65,059,000	61,976,322
2.75%, 08/15/21	154,470,000	153,911,857
2.75%, 09/15/21	59,500,000	59,279,199
1.13%, 09/30/21	40,000,000	37,989,080
Total Treasuries
(Cost $2,924,989,450)		2,892,064,243

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97% (a)	1,312,227	1,312,227
Total Other Investment Company
(Cost $1,312,227)		1,312,227
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$2,892,064,243	$—	$2,892,064,243
Other Investment Company[1]	1,312,227	—	—	1,312,227
Total	$1,312,227	$2,892,064,243	$—	$2,893,376,470
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
8.00%, 11/15/21	5,829,000	6,716,442
7.25%, 08/15/22	2,481,000	2,873,163
7.63%, 11/15/22	1,187,000	1,402,862
7.13%, 02/15/23	6,611,000	7,742,746
6.25%, 08/15/23	6,506,000	7,481,773
7.50%, 11/15/24	5,926,000	7,416,528
7.63%, 02/15/25	2,324,000	2,945,852
6.88%, 08/15/25	3,436,000	4,259,633
6.00%, 02/15/26	5,706,000	6,831,486
6.75%, 08/15/26	3,763,000	4,746,672
6.50%, 11/15/26	2,879,000	3,599,706
6.63%, 02/15/27	3,728,000	4,720,289
6.38%, 08/15/27	2,250,000	2,831,528
6.13%, 11/15/27	6,704,000	8,342,814
Notes
1.25%, 10/31/21	55,307,000	52,650,752
2.00%, 10/31/21	23,752,000	23,135,005
2.00%, 11/15/21	27,539,000	26,813,950
1.75%, 11/30/21	28,370,000	27,392,011
1.88%, 11/30/21	26,356,000	25,555,025
2.00%, 12/31/21	24,928,000	24,236,637
2.13%, 12/31/21	31,281,000	30,539,298
1.50%, 01/31/22	27,306,000	26,097,496
1.88%, 01/31/22	22,870,000	22,125,385
2.00%, 02/15/22	19,914,000	19,341,473
1.75%, 02/28/22	19,763,000	19,026,520
1.88%, 02/28/22	23,123,000	22,353,889
1.75%, 03/31/22	20,867,000	20,068,185
1.88%, 03/31/22	20,941,000	20,225,652
1.75%, 04/30/22	22,034,000	21,168,993
1.88%, 04/30/22	20,631,000	19,908,915
1.75%, 05/15/22	18,691,000	17,947,741
1.75%, 05/31/22	26,036,000	24,987,949
1.88%, 05/31/22	22,046,000	21,255,014
1.75%, 06/30/22	24,053,000	23,064,572
2.13%, 06/30/22	20,675,000	20,096,746
1.88%, 07/31/22	21,234,000	20,433,163
2.00%, 07/31/22	21,216,000	20,511,977
1.63%, 08/15/22	22,926,000	21,839,702
1.63%, 08/31/22	31,316,000	29,818,092
1.88%, 08/31/22	18,780,000	18,053,009
1.75%, 09/30/22	28,475,000	27,214,759
1.88%, 09/30/22	20,784,000	19,961,977
1.88%, 10/31/22	17,474,000	16,768,897
2.00%, 10/31/22	20,790,000	20,049,356
1.63%, 11/15/22	27,025,000	25,660,026
2.00%, 11/30/22	46,638,000	44,940,085
2.13%, 12/31/22	40,079,000	38,782,695
1.75%, 01/31/23	17,597,000	16,749,457
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 01/31/23	35,107,000	34,305,436
2.00%, 02/15/23	41,291,000	39,710,329
1.50%, 02/28/23	18,781,000	17,667,345
2.63%, 02/28/23	26,883,000	26,541,712
1.50%, 03/31/23	19,781,000	18,589,504
2.50%, 03/31/23	26,163,000	25,681,131
1.63%, 04/30/23	17,597,000	16,609,918
2.75%, 04/30/23	30,833,000	30,582,482
1.75%, 05/15/23	36,745,000	34,860,384
1.63%, 05/31/23	32,506,000	30,654,047
2.75%, 05/31/23	28,306,000	28,076,014
1.38%, 06/30/23	4,219,000	3,927,873
2.63%, 06/30/23	59,660,000	58,819,866
1.25%, 07/31/23	56,728,000	52,423,541
2.75%, 07/31/23	59,379,000	58,859,434
2.50%, 08/15/23	30,916,000	30,294,661
1.38%, 08/31/23	20,080,000	18,639,896
2.75%, 08/31/23	29,116,000	28,864,079
1.38%, 09/30/23	19,651,000	18,217,867
1.63%, 10/31/23	21,610,000	20,260,641
2.75%, 11/15/23	31,997,000	31,693,278
2.13%, 11/30/23	24,454,000	23,483,482
2.25%, 12/31/23	26,235,000	25,331,122
2.25%, 01/31/24	19,505,000	18,816,992
2.75%, 02/15/24	41,072,000	40,642,830
2.13%, 02/29/24	21,949,000	21,029,028
2.13%, 03/31/24	20,684,000	19,803,314
2.00%, 04/30/24	21,244,000	20,186,779
2.50%, 05/15/24	46,644,000	45,500,675
2.00%, 05/31/24	19,608,000	18,615,345
2.00%, 06/30/24	23,985,000	22,750,147
2.13%, 07/31/24	20,796,000	19,844,745
2.38%, 08/15/24	49,119,000	47,507,283
1.88%, 08/31/24	22,725,000	21,369,489
2.13%, 09/30/24	20,763,000	19,785,679
2.25%, 10/31/24	18,695,000	17,929,673
2.25%, 11/15/24	47,800,000	45,817,981
2.13%, 11/30/24	20,813,000	19,799,992
2.25%, 12/31/24	18,508,000	17,727,555
2.50%, 01/31/25	25,235,000	24,512,451
2.00%, 02/15/25	48,242,000	45,444,529
2.75%, 02/28/25	22,256,000	21,936,505
2.63%, 03/31/25	18,830,000	18,408,532
2.88%, 04/30/25	25,846,000	25,646,097
2.13%, 05/15/25	52,336,000	49,565,872
2.88%, 05/31/25	32,301,000	32,038,554
2.75%, 06/30/25	21,823,000	21,476,048
2.88%, 07/31/25	38,616,000	38,291,686
2.00%, 08/15/25	79,636,000	74,643,196
2.75%, 08/31/25	41,412,000	40,736,629
2.25%, 11/15/25	48,970,000	46,556,889
1.63%, 02/15/26	49,672,000	45,083,161

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 05/15/26	47,712,000	43,168,177
1.50%, 08/15/26	47,915,000	42,784,747
2.00%, 11/15/26	48,258,000	44,654,673
2.25%, 02/15/27	46,725,000	43,989,945
2.38%, 05/15/27	46,066,000	43,742,906
2.25%, 08/15/27	46,450,000	43,567,741
2.75%, 02/15/28	52,327,000	51,025,979
2.88%, 05/15/28	93,054,000	91,665,459
2.88%, 08/15/28	51,802,000	51,011,817
Total Treasuries
(Cost $2,999,082,673)		2,931,859,039
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97% (a)	316,570	316,570
Total Other Investment Company
(Cost $316,570)		316,570
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$2,931,859,039	$—	$2,931,859,039
Other Investment Company[1]	316,570	—	—	316,570
Total	$316,570	$2,931,859,039	$—	$2,932,175,609
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.9% of net assets

Financial Institutions 8.1%
Banking 5.9%
American Express Co.
2.65%, 12/02/22	500,000	481,948
3.40%, 02/27/23 (a)	500,000	492,618
4.05%, 12/03/42	750,000	723,569
American Express Credit Corp.
2.20%, 03/03/20 (a)	500,000	494,503
2.38%, 05/26/20 (a)	1,000,000	987,850
2.60%, 09/14/20 (a)	500,000	495,608
2.25%, 05/05/21 (a)	1,000,000	975,113
3.30%, 05/03/27 (a)	750,000	721,494
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	1,000,000	971,878
2.63%, 05/19/22	1,000,000	966,566
2.63%, 11/09/22	750,000	722,555
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 10/20/20	250,000	247,373
Bank of America Corp.
5.63%, 07/01/20	3,750,000	3,903,625
5.88%, 01/05/21	800,000	844,772
2.63%, 04/19/21	1,250,000	1,230,384
5.00%, 05/13/21	3,250,000	3,378,542
2.33%, 10/01/21 (a)(b)	2,000,000	1,957,273
2.50%, 10/21/22 (a)	2,250,000	2,155,744
3.30%, 01/11/23	2,900,000	2,861,432
3.12%, 01/20/23 (a)(b)	2,750,000	2,702,005
3.00%, 12/20/23 (a)(b)	500,000	485,503
3.95%, 04/21/25	500,000	489,969
3.88%, 08/01/25	2,500,000	2,487,219
3.25%, 10/21/27 (a)	1,000,000	928,610
3.71%, 04/24/28 (a)(b)	500,000	481,814
3.97%, 03/05/29 (a)(b)	1,000,000	976,847
6.11%, 01/29/37	250,000	288,341
4.24%, 04/24/38 (a)(b)	2,250,000	2,200,725
7.75%, 05/14/38	900,000	1,218,259
5.88%, 02/07/42	1,000,000	1,185,417
5.00%, 01/21/44	1,000,000	1,067,625
4.44%, 01/20/48 (a)(b)	750,000	747,443
Bank of Montreal
3.10%, 07/13/20	500,000	500,526
2.35%, 09/11/22	1,000,000	959,623
2.55%, 11/06/22 (a)	250,000	241,123
Bank of New York Mellon Corp.
2.60%, 08/17/20 (a)	2,100,000	2,083,998
4.15%, 02/01/21	500,000	510,299
2.60%, 02/07/22 (a)	1,000,000	975,657
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.20%, 08/16/23 (a)	500,000	469,802
3.44%, 02/07/28 (a)(b)	500,000	484,420
3.00%, 10/30/28 (a)	500,000	458,748
Bank of Nova Scotia
1.85%, 04/14/20	500,000	490,936
2.15%, 07/14/20	1,000,000	983,534
2.50%, 01/08/21	500,000	491,431
2.45%, 03/22/21	500,000	489,788
1.88%, 04/26/21	500,000	483,613
2.70%, 03/07/22	500,000	488,069
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,025,196
Barclays PLC
2.75%, 11/08/19	1,500,000	1,493,076
3.25%, 01/12/21	1,500,000	1,481,626
3.65%, 03/16/25	1,000,000	940,615
5.25%, 08/17/45	1,000,000	973,821
BB&T Corp.
2.45%, 01/15/20 (a)	250,000	248,159
3.20%, 09/03/21 (a)	750,000	745,868
3.95%, 03/22/22 (a)	100,000	101,230
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	987,517
5.00%, 01/15/21	200,000	206,974
3.25%, 03/03/23	350,000	344,037
4.25%, 10/15/24	300,000	297,274
BPCE S.A.
2.65%, 02/03/21	1,500,000	1,472,764
4.00%, 04/15/24	1,000,000	1,006,473
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	1,000,000	984,270
Capital One Financial Corp.
4.75%, 07/15/21	1,050,000	1,084,799
3.05%, 03/09/22 (a)	500,000	489,258
3.50%, 06/15/23	2,000,000	1,965,590
3.20%, 02/05/25 (a)	500,000	471,150
4.20%, 10/29/25 (a)	750,000	734,004
3.75%, 07/28/26 (a)	1,300,000	1,215,142
3.80%, 01/31/28 (a)	250,000	236,329
Capital One NA
2.35%, 01/31/20 (a)	250,000	247,301
2.25%, 09/13/21 (a)	1,250,000	1,203,783
Citigroup, Inc.
2.40%, 02/18/20	1,000,000	990,850
2.65%, 10/26/20	2,750,000	2,715,602
2.90%, 12/08/21 (a)	1,000,000	980,000
4.50%, 01/14/22	1,850,000	1,903,761
2.75%, 04/25/22 (a)	2,000,000	1,941,578
3.14%, 01/24/23 (a)(b)	2,750,000	2,699,181
2.88%, 07/24/23 (a)(b)	1,500,000	1,451,419

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 09/13/25	1,000,000	1,066,876
3.70%, 01/12/26	750,000	728,845
3.20%, 10/21/26 (a)	1,000,000	934,384
4.30%, 11/20/26	1,000,000	987,531
4.45%, 09/29/27	1,000,000	989,533
3.67%, 07/24/28 (a)(b)	4,000,000	3,812,956
3.88%, 01/24/39 (a)(b)	1,500,000	1,384,949
5.30%, 05/06/44	1,000,000	1,049,373
4.65%, 07/30/45	1,200,000	1,215,622
4.75%, 05/18/46	250,000	244,782
Citizens Bank NA
2.20%, 05/26/20 (a)	250,000	245,263
2.55%, 05/13/21 (a)	250,000	243,705
Cooperatieve Rabobank UA
2.50%, 01/19/21	750,000	735,051
3.88%, 02/08/22	1,000,000	1,008,013
4.63%, 12/01/23	450,000	457,381
4.38%, 08/04/25	250,000	247,930
5.25%, 05/24/41	1,000,000	1,125,049
5.25%, 08/04/45	1,000,000	1,054,194
Credit Suisse AG
3.63%, 09/09/24	300,000	295,909
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	991,217
3.13%, 12/10/20	750,000	744,330
3.45%, 04/16/21	2,250,000	2,242,331
3.80%, 09/15/22	500,000	498,055
3.75%, 03/26/25	2,500,000	2,414,675
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	1,953,239
3.30%, 11/16/22	500,000	475,779
3.95%, 02/27/23	1,500,000	1,457,925
Discover Bank
4.65%, 09/13/28 (a)	1,000,000	1,002,010
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,484,491
Fifth Third Bancorp
8.25%, 03/01/38	600,000	820,518
Fifth Third Bank
3.85%, 03/15/26 (a)	1,000,000	977,656
First Tennessee Bank NA
2.95%, 12/01/19 (a)	250,000	249,414
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	407,371
Goldman Sachs Group, Inc.
2.55%, 10/23/19	2,100,000	2,091,058
5.38%, 03/15/20	1,700,000	1,752,711
6.00%, 06/15/20	250,000	261,428
2.75%, 09/15/20 (a)	3,000,000	2,970,690
2.63%, 04/25/21 (a)	700,000	686,023
5.25%, 07/27/21	1,262,000	1,321,829
2.35%, 11/15/21 (a)	1,500,000	1,448,295
5.75%, 01/24/22	1,100,000	1,170,833
2.88%, 10/31/22 (a)(b)	1,000,000	975,614
3.63%, 01/22/23	1,000,000	997,259
3.85%, 07/08/24 (a)	650,000	646,726
3.50%, 01/23/25 (a)	1,000,000	969,461
4.25%, 10/21/25	1,000,000	991,783
5.95%, 01/15/27	265,000	290,265
3.85%, 01/26/27 (a)	2,500,000	2,428,033
3.69%, 06/05/28 (a)(b)	500,000	476,403
3.81%, 04/23/29 (a)(b)	500,000	477,519
6.45%, 05/01/36	500,000	583,137
6.75%, 10/01/37	1,500,000	1,807,528
4.41%, 04/23/39 (a)(b)	1,000,000	971,185
6.25%, 02/01/41	1,000,000	1,204,265
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.80%, 07/08/44 (a)	500,000	511,405
4.75%, 10/21/45 (a)	1,000,000	1,019,495
HSBC Bank USA NA
4.88%, 08/24/20	500,000	512,961
HSBC Holdings PLC
3.40%, 03/08/21	250,000	249,600
5.10%, 04/05/21	850,000	883,646
2.95%, 05/25/21	1,000,000	986,853
4.25%, 03/14/24	1,000,000	995,890
4.30%, 03/08/26	1,850,000	1,843,708
3.90%, 05/25/26	2,200,000	2,135,579
4.29%, 09/12/26 (a)(b)	500,000	495,529
4.58%, 06/19/29 (a)(b)	1,500,000	1,501,773
6.50%, 05/02/36	500,000	590,590
6.50%, 09/15/37	500,000	594,673
6.80%, 06/01/38	750,000	923,330
5.25%, 03/14/44	350,000	366,208
HSBC USA, Inc.
2.75%, 08/07/20	2,500,000	2,479,946
5.00%, 09/27/20	400,000	411,656
Huntington National Bank
3.55%, 10/06/23 (a)	500,000	494,779
ING Groep N.V.
3.15%, 03/29/22	3,000,000	2,928,653
JPMorgan Chase & Co.
4.95%, 03/25/20	1,000,000	1,026,271
4.25%, 10/15/20	500,000	509,799
2.55%, 10/29/20 (a)	2,750,000	2,711,848
4.63%, 05/10/21	7,500,000	7,739,111
2.30%, 08/15/21 (a)	2,000,000	1,945,382
4.35%, 08/15/21	2,250,000	2,308,166
3.20%, 01/25/23	1,291,000	1,273,253
3.38%, 05/01/23	2,000,000	1,964,441
3.88%, 02/01/24	500,000	504,057
3.80%, 07/23/24 (a)(b)	1,500,000	1,498,908
3.13%, 01/23/25 (a)	1,000,000	960,082
3.30%, 04/01/26 (a)	3,500,000	3,357,138
2.95%, 10/01/26 (a)	500,000	465,329
4.13%, 12/15/26	500,000	497,172
3.78%, 02/01/28 (a)(b)	2,700,000	2,630,335
3.54%, 05/01/28 (a)(b)	1,750,000	1,673,336
6.40%, 05/15/38	1,150,000	1,437,046
5.50%, 10/15/40	500,000	572,451
5.40%, 01/06/42 (c)	600,000	675,945
4.85%, 02/01/44	500,000	526,634
4.26%, 02/22/48 (a)(b)	500,000	482,265
4.03%, 07/24/48 (a)(b)	500,000	465,250
3.96%, 11/15/48 (a)(b)	1,000,000	915,687
JPMorgan Chase Bank NA
3.09%, 04/26/21 (a)(b)	250,000	249,327
KeyCorp
2.90%, 09/15/20	400,000	397,460
4.10%, 04/30/28	2,000,000	1,993,050
Lloyds Bank PLC
6.38%, 01/21/21	500,000	531,947
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,232,733
4.50%, 11/04/24	1,000,000	983,570
4.65%, 03/24/26	1,500,000	1,476,118
4.38%, 03/22/28	1,500,000	1,465,997
4.34%, 01/09/48	500,000	436,338
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	1,150,000	1,134,624
2.19%, 09/13/21	2,500,000	2,407,318
3.85%, 03/01/26	750,000	738,142
3.29%, 07/25/27	1,100,000	1,034,822

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
2.60%, 09/11/22	750,000	716,065
3.66%, 02/28/27	600,000	579,321
3.17%, 09/11/27	500,000	463,183
Morgan Stanley
2.65%, 01/27/20	3,000,000	2,981,734
2.80%, 06/16/20	500,000	496,277
5.75%, 01/25/21	1,000,000	1,051,458
5.50%, 07/28/21	1,500,000	1,580,015
2.63%, 11/17/21	1,250,000	1,215,929
4.88%, 11/01/22	1,000,000	1,037,044
3.13%, 01/23/23	2,000,000	1,952,213
4.10%, 05/22/23	750,000	755,434
3.88%, 04/29/24	1,000,000	996,198
4.00%, 07/23/25	2,000,000	1,995,099
5.00%, 11/24/25	1,000,000	1,037,238
4.35%, 09/08/26	2,000,000	1,987,869
3.63%, 01/20/27	1,000,000	961,292
3.59%, 07/22/28 (a)(b)	2,000,000	1,899,696
7.25%, 04/01/32	500,000	639,273
6.38%, 07/24/42	500,000	625,482
4.30%, 01/27/45	850,000	820,820
4.38%, 01/22/47	300,000	292,236
National Australia Bank Ltd.
2.50%, 05/22/22	1,000,000	960,614
3.00%, 01/20/23	250,000	242,811
2.88%, 04/12/23	500,000	482,661
3.38%, 01/14/26	1,000,000	964,882
PNC Bank NA
2.40%, 10/18/19 (a)	1,250,000	1,244,134
2.15%, 04/29/21 (a)	500,000	486,046
2.55%, 12/09/21 (a)	750,000	731,120
2.95%, 01/30/23 (a)	1,000,000	968,551
3.80%, 07/25/23 (a)	1,000,000	999,782
3.10%, 10/25/27 (a)	300,000	283,047
4.05%, 07/26/28	1,000,000	1,001,993
Regions Bank
6.45%, 06/26/37	250,000	293,836
Regions Financial Corp.
3.20%, 02/08/21 (a)	800,000	796,719
2.75%, 08/14/22 (a)	1,750,000	1,689,090
Royal Bank of Canada
2.20%, 09/23/19	500,000	496,772
1.88%, 02/05/20	500,000	492,397
2.10%, 10/14/20	500,000	489,367
2.50%, 01/19/21	500,000	492,003
2.75%, 02/01/22	1,500,000	1,471,266
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	1,500,000	1,569,841
5.13%, 05/28/24	1,000,000	1,001,978
4.80%, 04/05/26	500,000	501,068
4.89%, 05/18/29 (a)(b)	1,000,000	995,741
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,500,000	1,482,755
4.50%, 07/17/25 (a)	1,069,000	1,057,151
4.40%, 07/13/27 (a)	1,000,000	958,625
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	4,000,000	3,848,800
State Street Corp.
3.55%, 08/18/25	500,000	496,187
2.65%, 05/19/26	750,000	695,433
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	585,000	579,782
3.40%, 07/11/24	500,000	486,542
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	3,000,000	2,960,458
2.85%, 01/11/22	500,000	487,977
3.10%, 01/17/23	1,000,000	973,737
2.63%, 07/14/26	1,000,000	903,024
3.01%, 10/19/26	1,000,000	924,475
SunTrust Bank
3.69%, 08/02/24 (a)(b)	500,000	496,458
SunTrust Banks, Inc.
4.00%, 05/01/25 (a)	1,000,000	1,003,341
Svenska Handelsbanken AB
2.40%, 10/01/20	250,000	245,621
Synchrony Bank
3.00%, 06/15/22 (a)	750,000	719,565
Synchrony Financial
3.95%, 12/01/27 (a)	1,000,000	907,597
Synovus Financial Corp.
3.13%, 11/01/22 (a)	750,000	721,252
Toronto-Dominion Bank
2.50%, 12/14/20	1,500,000	1,478,491
3.50%, 07/19/23	2,000,000	1,997,606
UBS AG
4.88%, 08/04/20	1,000,000	1,029,477
US Bancorp
3.00%, 03/15/22 (a)	600,000	593,660
2.95%, 07/15/22 (a)	1,500,000	1,469,588
3.60%, 09/11/24 (a)	1,000,000	991,836
3.15%, 04/27/27 (a)	500,000	476,955
3.90%, 04/26/28 (a)	1,500,000	1,512,600
US Bank NA
2.80%, 01/27/25 (a)	500,000	476,265
Wachovia Corp.
5.50%, 08/01/35	750,000	813,244
Wells Fargo & Co.
2.15%, 01/30/20	1,000,000	988,355
2.60%, 07/22/20	1,250,000	1,237,925
4.60%, 04/01/21	1,100,000	1,131,600
2.10%, 07/26/21	2,500,000	2,408,385
3.50%, 03/08/22	500,000	499,520
2.63%, 07/22/22	1,750,000	1,691,148
3.07%, 01/24/23 (a)	1,000,000	976,607
3.45%, 02/13/23	500,000	491,636
3.00%, 04/22/26	1,000,000	931,548
4.10%, 06/03/26	2,000,000	1,978,898
3.00%, 10/23/26	1,000,000	928,929
4.30%, 07/22/27	1,000,000	998,024
5.38%, 02/07/35	1,000,000	1,119,749
5.38%, 11/02/43	400,000	430,644
5.61%, 01/15/44	500,000	553,479
4.65%, 11/04/44	1,250,000	1,219,417
3.90%, 05/01/45	500,000	467,105
4.40%, 06/14/46	500,000	472,091
4.75%, 12/07/46	1,000,000	998,475
Westpac Banking Corp.
4.88%, 11/19/19	2,000,000	2,042,784
2.75%, 01/11/23	1,250,000	1,206,704
2.85%, 05/13/26	350,000	324,183
3.35%, 03/08/27	250,000	238,538
3.40%, 01/25/28	500,000	477,382
		308,180,089
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	472,881
2.88%, 09/15/26 (a)	250,000	232,198

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
BlackRock, Inc.
3.50%, 03/18/24	1,250,000	1,253,796
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	500,000	476,175
4.70%, 09/20/47 (a)	250,000	240,656
CME Group, Inc.
3.00%, 03/15/25 (a)	1,300,000	1,253,855
5.30%, 09/15/43 (a)	500,000	577,226
E*TRADE Financial Corp.
4.50%, 06/20/28 (a)	250,000	251,504
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	1,000,000	992,090
4.00%, 10/15/23	1,000,000	1,026,525
3.75%, 09/21/28 (a)	500,000	495,765
Invesco Finance PLC
3.75%, 01/15/26	650,000	639,945
Jefferies Group LLC
5.13%, 01/20/23	700,000	724,481
6.25%, 01/15/36	150,000	152,122
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	689,400
Legg Mason, Inc.
4.75%, 03/15/26	250,000	255,472
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	289,918
Nomura Holdings, Inc.
6.70%, 03/04/20 (c)	1,000,000	1,044,476
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	191,568
4.95%, 07/15/46	250,000	254,736
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	300,000	294,360
3.30%, 04/01/27 (a)	200,000	191,764
		12,000,913
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (a)	750,000	748,499
3.65%, 07/21/27 (a)	1,700,000	1,561,871
Air Lease Corp.
4.25%, 09/15/24 (a)	1,000,000	996,297
3.63%, 04/01/27 (a)	2,200,000	2,035,230
GATX Corp.
4.55%, 11/07/28 (a)	200,000	199,941
5.20%, 03/15/44 (a)	500,000	519,597
GE Capital International Funding Co.
2.34%, 11/15/20	1,200,000	1,172,899
3.37%, 11/15/25	1,000,000	952,862
4.42%, 11/15/35	1,250,000	1,178,515
International Lease Finance Corp.
4.63%, 04/15/21	500,000	511,067
		9,876,778
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	197,309
ORIX Corp.
2.90%, 07/18/22	500,000	483,786
		681,095
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Insurance 1.2%
Aetna, Inc.
2.75%, 11/15/22 (a)	250,000	241,348
3.50%, 11/15/24 (a)	2,000,000	1,958,697
4.75%, 03/15/44 (a)	500,000	495,018
Aflac, Inc.
3.63%, 06/15/23	750,000	752,095
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	500,000	487,364
Allstate Corp.
3.28%, 12/15/26 (a)	250,000	241,165
4.50%, 06/15/43	800,000	816,917
American International Group, Inc.
3.30%, 03/01/21 (a)	500,000	499,254
3.75%, 07/10/25 (a)	500,000	486,950
4.20%, 04/01/28 (a)	1,000,000	991,397
3.88%, 01/15/35 (a)	250,000	227,575
4.50%, 07/16/44 (a)	1,000,000	947,291
4.80%, 07/10/45 (a)	500,000	496,662
4.38%, 01/15/55 (a)	750,000	664,778
Anthem, Inc.
2.50%, 11/21/20	250,000	246,171
3.30%, 01/15/23	750,000	740,774
4.63%, 05/15/42	750,000	735,483
4.65%, 01/15/43	500,000	494,000
4.65%, 08/15/44 (a)	750,000	740,710
4.38%, 12/01/47 (a)	250,000	238,043
Aon Corp.
8.21%, 01/01/27	100,000	121,521
Aon PLC
4.00%, 11/27/23 (a)	500,000	505,869
3.50%, 06/14/24 (a)	500,000	488,274
3.88%, 12/15/25 (a)	1,500,000	1,487,861
4.75%, 05/15/45 (a)	250,000	251,037
Assurant, Inc.
6.75%, 02/15/34	151,000	173,543
AXA Equitable Holdings, Inc.
5.00%, 04/20/48 (a)(d)	500,000	468,800
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	307,770
5.75%, 01/15/40	100,000	120,523
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	750,000	732,944
3.13%, 03/15/26 (a)	2,000,000	1,931,447
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	500,000	444,676
4.70%, 06/22/47 (a)	200,000	166,112
Chubb Corp.
6.00%, 05/11/37	250,000	303,066
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	1,000,000	979,419
2.70%, 03/13/23	750,000	725,542
3.15%, 03/15/25	1,000,000	967,317
3.35%, 05/03/26 (a)	750,000	729,739
4.35%, 11/03/45 (a)	2,000,000	2,047,329
Cigna Corp.
4.00%, 02/15/22 (a)	400,000	403,410
3.05%, 10/15/27 (a)	300,000	270,850
3.88%, 10/15/47 (a)	250,000	214,104
Halfmoon Parent, Inc.
3.20%, 09/17/20 (d)	750,000	747,599
3.75%, 07/15/23 (a)	750,000	748,518
4.13%, 11/15/25 (a)(d)	500,000	499,338
4.38%, 10/15/28 (a)	1,000,000	999,096

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.80%, 08/15/38 (a)(d)	500,000	502,976
4.90%, 12/15/48 (a)	1,000,000	996,669
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,049,616
5.95%, 10/15/36	300,000	345,493
6.10%, 10/01/41	350,000	411,846
4.40%, 03/15/48 (a)	1,000,000	968,982
Humana, Inc.
3.85%, 10/01/24 (a)	1,000,000	995,389
4.95%, 10/01/44 (a)	750,000	781,682
4.80%, 03/15/47 (a)	500,000	511,936
Lincoln National Corp.
4.00%, 09/01/23	500,000	506,206
3.80%, 03/01/28 (a)	750,000	725,427
Loews Corp.
3.75%, 04/01/26 (a)	250,000	248,171
Manulife Financial Corp.
4.15%, 03/04/26	350,000	353,376
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	500,000	490,243
MetLife, Inc.
4.75%, 02/08/21	579,000	597,478
3.60%, 04/10/24	1,315,000	1,320,633
5.70%, 06/15/35	500,000	574,635
6.40%, 12/15/36 (a)	1,000,000	1,062,500
5.88%, 02/06/41	250,000	293,654
4.60%, 05/13/46 (a)	250,000	254,786
Principal Financial Group, Inc.
4.63%, 09/15/42	100,000	99,823
4.35%, 05/15/43	250,000	240,410
Prudential Financial, Inc.
5.38%, 06/21/20	1,000,000	1,036,115
4.50%, 11/16/21	250,000	257,992
6.63%, 12/01/37	1,750,000	2,168,537
5.88%, 09/15/42 (a)(b)	1,000,000	1,058,750
5.63%, 06/15/43 (a)(b)	700,000	730,625
5.38%, 05/15/45 (a)(b)	1,000,000	1,000,000
The Progressive Corp.
3.70%, 01/26/45	300,000	270,416
Travelers Cos., Inc.
6.25%, 06/15/37	750,000	934,943
UnitedHealth Group, Inc.
2.70%, 07/15/20	1,000,000	993,972
2.88%, 03/15/22 (a)	1,000,000	985,116
2.88%, 03/15/23	500,000	487,830
3.75%, 07/15/25	750,000	754,239
6.63%, 11/15/37	500,000	650,630
6.88%, 02/15/38	750,000	1,001,806
4.75%, 07/15/45	1,000,000	1,072,686
4.20%, 01/15/47 (a)	1,250,000	1,241,230
4.25%, 04/15/47 (a)	250,000	251,480
Unum Group
5.63%, 09/15/20	350,000	364,475
Voya Financial, Inc.
3.65%, 06/15/26	1,000,000	954,264
5.70%, 07/15/43	200,000	220,200
XLIT Ltd.
5.75%, 10/01/21	850,000	899,983
6.25%, 05/15/27	685,000	777,652
5.25%, 12/15/43	250,000	270,233
5.50%, 03/31/45	750,000	792,112
		61,844,613
Security Rate, Maturity Date	Face Amount ($)	Value ($)
REITs 0.6%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	250,000	248,225
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	692,298
3.35%, 05/15/27 (a)	250,000	240,114
3.20%, 01/15/28 (a)	500,000	473,063
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,005,048
3.13%, 09/01/23 (a)	500,000	486,696
3.80%, 02/01/24 (a)	100,000	99,498
Digital Realty Trust LP
5.88%, 02/01/20 (a)	250,000	256,466
5.25%, 03/15/21 (a)	1,000,000	1,035,934
Duke Realty LP
3.75%, 12/01/24 (a)	1,000,000	984,701
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	243,829
2.85%, 11/01/26 (a)	750,000	695,649
3.25%, 08/01/27 (a)	250,000	237,516
4.50%, 06/01/45 (a)	250,000	251,612
Essex Portfolio LP
3.88%, 05/01/24 (a)	500,000	497,806
3.50%, 04/01/25 (a)	500,000	483,830
Federal Realty Investment Trust
4.50%, 12/01/44 (a)	850,000	850,701
Government Properties Income Trust
4.00%, 07/15/22 (a)	175,000	173,152
HCP, Inc.
2.63%, 02/01/20 (a)	300,000	297,516
4.25%, 11/15/23 (a)	1,000,000	1,003,560
3.40%, 02/01/25 (a)	300,000	284,791
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	450,000	435,614
3.75%, 07/01/27 (a)	1,000,000	943,419
Hospitality Properties Trust
4.38%, 02/15/30 (a)	1,500,000	1,378,393
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	250,000	244,230
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	248,106
4.38%, 10/01/25 (a)	1,000,000	998,832
4.25%, 08/15/29 (a)	200,000	194,679
Kimco Realty Corp.
3.20%, 05/01/21 (a)	250,000	247,636
3.40%, 11/01/22 (a)	600,000	590,790
2.80%, 10/01/26 (a)	1,000,000	892,854
Life Storage LP
3.88%, 12/15/27 (a)	1,000,000	942,880
Mid-America Apartments LP
4.20%, 06/15/28 (a)	350,000	348,511
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	1,100,000	1,116,708
Prologis LP
4.25%, 08/15/23 (a)	1,100,000	1,135,176
3.75%, 11/01/25 (a)	1,000,000	1,001,607
Realty Income Corp.
3.88%, 07/15/24 (a)	1,150,000	1,147,597
3.00%, 01/15/27 (a)	1,500,000	1,384,664
3.65%, 01/15/28 (a)	1,000,000	964,571
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	237,768
Senior Housing Properties Trust
4.75%, 02/15/28 (a)	750,000	726,595

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Simon Property Group LP
4.38%, 03/01/21 (a)	1,000,000	1,025,216
3.38%, 03/15/22 (a)	500,000	498,194
3.30%, 01/15/26 (a)	250,000	240,703
3.38%, 06/15/27 (a)	750,000	719,429
Ventas Realty LP
4.00%, 03/01/28 (a)	1,000,000	967,084
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (a)	250,000	247,904
VEREIT Operating Partnership LP
3.95%, 08/15/27 (a)	750,000	706,702
Vornado Realty LP
5.00%, 01/15/22 (a)	500,000	517,702
Welltower, Inc.
6.13%, 04/15/20	500,000	519,794
3.75%, 03/15/23 (a)	750,000	745,458
4.50%, 01/15/24 (a)	400,000	407,188
WP Carey, Inc.
4.00%, 02/01/25 (a)	400,000	390,777
		32,708,786
		425,292,274

Industrial 15.1%
Basic Industry 0.7%
Airgas, Inc.
3.65%, 07/15/24 (a)	500,000	501,140
ArcelorMittal
6.25%, 02/25/22 (g)(n)	1,000,000	1,073,322
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	596,770
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	549,936
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250,000	247,127
5.00%, 09/30/43	1,050,000	1,168,189
Dow Chemical Co.
4.13%, 11/15/21 (a)	1,000,000	1,024,462
3.00%, 11/15/22 (a)	1,000,000	975,676
7.38%, 11/01/29	750,000	940,926
4.25%, 10/01/34 (a)	500,000	480,602
5.25%, 11/15/41 (a)	200,000	212,736
4.63%, 10/01/44 (a)	250,000	245,531
Eastman Chemical Co.
2.70%, 01/15/20 (a)	850,000	845,786
3.60%, 08/15/22 (a)	549,000	549,690
4.65%, 10/15/44 (a)	250,000	242,674
Ecolab, Inc.
2.25%, 01/12/20	250,000	247,409
4.35%, 12/08/21	163,000	167,990
2.38%, 08/10/22 (a)	200,000	191,903
3.25%, 12/01/27 (a)	1,000,000	959,756
EI du Pont de Nemours & Co.
4.63%, 01/15/20	1,000,000	1,020,777
3.63%, 01/15/21	200,000	202,084
2.80%, 02/15/23	500,000	486,535
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	198,740
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	298,871
Goldcorp, Inc.
3.70%, 03/15/23 (a)	800,000	789,524
International Flavors & Fragrances, Inc.
5.00%, 09/26/48 (a)	250,000	251,686
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Paper Co.
4.75%, 02/15/22 (a)	707,000	732,909
3.65%, 06/15/24 (a)	200,000	197,922
3.00%, 02/15/27 (a)	250,000	229,947
4.80%, 06/15/44 (a)	600,000	584,989
4.35%, 08/15/48 (a)	1,100,000	1,007,491
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	256,250
4.50%, 07/15/27 (a)	250,000	224,075
LYB International Finance BV
4.00%, 07/15/23	150,000	150,296
5.25%, 07/15/43	500,000	512,104
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	265,627
5.75%, 04/15/24 (a)	250,000	270,012
4.63%, 02/26/55 (a)	500,000	451,223
Mosaic Co.
3.25%, 11/15/22 (a)	500,000	488,776
4.25%, 11/15/23 (a)	250,000	252,849
4.05%, 11/15/27 (a)	500,000	484,619
Newmont Mining Corp.
3.50%, 03/15/22 (a)	500,000	496,163
6.25%, 10/01/39	150,000	170,554
4.88%, 03/15/42 (a)	500,000	488,389
Nucor Corp.
4.13%, 09/15/22 (a)	500,000	511,062
5.20%, 08/01/43 (a)	300,000	327,409
Nutrien Ltd.
4.13%, 03/15/35 (a)	1,250,000	1,147,280
5.88%, 12/01/36	100,000	108,463
5.25%, 01/15/45 (a)	500,000	519,042
Packaging Corp. of America
3.90%, 06/15/22 (a)	1,000,000	1,009,266
3.65%, 09/15/24 (a)	500,000	492,769
Praxair, Inc.
2.65%, 02/05/25 (a)	500,000	473,574
3.20%, 01/30/26 (a)	1,000,000	976,236
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	482,309
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	500,000	557,806
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	500,000	530,491
RPM International, Inc.
6.13%, 10/15/19	500,000	513,256
4.25%, 01/15/48 (a)	750,000	660,229
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	100,000	101,718
3.45%, 06/01/27 (a)	300,000	286,017
4.50%, 06/01/47 (a)	1,000,000	965,588
Southern Copper Corp.
5.38%, 04/16/20	1,250,000	1,289,403
7.50%, 07/27/35	250,000	310,625
5.25%, 11/08/42	750,000	760,804
Vale Overseas Ltd.
4.38%, 01/11/22	238,000	240,380
6.25%, 08/10/26	1,500,000	1,647,600
6.88%, 11/21/36	100,000	116,620
6.88%, 11/10/39	750,000	882,375
WestRock Co.
3.75%, 03/15/25 (a)(d)	1,000,000	984,128
WestRock RKT Co.
4.90%, 03/01/22	200,000	206,633
Weyerhaeuser Co.
7.38%, 03/15/32	600,000	760,591

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Yamana Gold, Inc.
4.95%, 07/15/24 (a)	250,000	246,756
		38,842,467
Capital Goods 1.4%
3M Co.
2.00%, 08/07/20	1,000,000	983,770
2.25%, 03/15/23 (a)	300,000	288,742
2.88%, 10/15/27 (a)	300,000	284,160
4.00%, 09/14/48 (a)	500,000	500,883
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	98,194
3.80%, 04/03/28 (a)	250,000	251,127
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	467,846
Bemis Co., Inc.
3.10%, 09/15/26 (a)	600,000	543,604
Boeing Co.
4.88%, 02/15/20	1,000,000	1,025,380
1.88%, 06/15/23 (a)	100,000	93,601
2.60%, 10/30/25 (a)	500,000	468,024
5.88%, 02/15/40	350,000	433,546
3.65%, 03/01/47 (a)	500,000	464,380
Caterpillar Financial Services Corp.
1.85%, 09/04/20	400,000	390,411
3.15%, 09/07/21	1,500,000	1,498,859
2.55%, 11/29/22	1,250,000	1,213,762
Caterpillar, Inc.
2.60%, 06/26/22 (a)	500,000	487,074
3.40%, 05/15/24 (a)	1,250,000	1,243,456
6.05%, 08/15/36	150,000	182,565
3.80%, 08/15/42	250,000	239,834
CNH Industrial Capital LLC
4.20%, 01/15/24	500,000	498,756
CNH Industrial NV
4.50%, 08/15/23	200,000	203,580
Crane Co.
4.20%, 03/15/48 (a)	200,000	187,617
Deere & Co.
2.60%, 06/08/22 (a)	750,000	732,054
5.38%, 10/16/29	150,000	169,073
Dover Corp.
5.38%, 03/01/41 (a)	350,000	387,371
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	750,000	749,674
Eaton Corp.
2.75%, 11/02/22	1,000,000	971,425
4.00%, 11/02/32	100,000	99,194
4.15%, 11/02/42	100,000	95,079
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	255,312
Embraer Overseas Ltd.
5.70%, 09/16/23 (d)	250,000	260,002
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	494,139
Fortive Corp.
3.15%, 06/15/26 (a)	750,000	699,414
4.30%, 06/15/46 (a)	500,000	477,678
General Dynamics Corp.
3.88%, 07/15/21 (a)	500,000	507,192
3.38%, 05/15/23 (a)	1,000,000	1,000,423
3.75%, 05/15/28 (a)	500,000	502,556
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Electric Co.
5.55%, 05/04/20	1,000,000	1,036,387
4.38%, 09/16/20	2,500,000	2,554,799
4.63%, 01/07/21	300,000	309,195
4.65%, 10/17/21	350,000	361,557
3.15%, 09/07/22	500,000	493,171
2.70%, 10/09/22	900,000	868,961
3.38%, 03/11/24	600,000	590,280
3.45%, 05/15/24 (a)	2,000,000	1,970,819
6.75%, 03/15/32	200,000	242,193
6.15%, 08/07/37	500,000	573,685
5.88%, 01/14/38	1,000,000	1,118,245
6.88%, 01/10/39	500,000	625,625
4.13%, 10/09/42	1,200,000	1,072,652
4.50%, 03/11/44	400,000	378,121
Harris Corp.
4.40%, 06/15/28 (a)	250,000	251,381
Honeywell International, Inc.
2.50%, 11/01/26 (a)	1,750,000	1,621,432
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	250,000	234,775
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	500,000	462,893
3.90%, 09/01/42 (a)	100,000	98,177
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	486,960
4.30%, 02/21/48 (a)	500,000	480,207
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (a)	500,000	495,381
John Deere Capital Corp.
1.70%, 01/15/20	750,000	739,475
2.35%, 01/08/21	500,000	491,336
3.90%, 07/12/21	500,000	508,887
2.15%, 09/08/22	500,000	477,320
2.70%, 01/06/23	500,000	486,068
2.65%, 06/24/24	500,000	475,724
3.05%, 01/06/28	250,000	236,529
Johnson Controls International plc
3.63%, 07/02/24 (a)	500,000	494,051
3.90%, 02/14/26 (a)	500,000	492,385
6.00%, 01/15/36	500,000	570,297
4.63%, 07/02/44 (a)	200,000	196,687
5.13%, 09/14/45 (a)	500,000	520,812
L-3 Technologies, Inc.
4.95%, 02/15/21 (a)	500,000	514,512
3.85%, 12/15/26 (a)	500,000	481,839
Lockheed Martin Corp.
4.25%, 11/15/19 (c)	250,000	253,499
2.50%, 11/23/20 (a)	250,000	246,645
3.35%, 09/15/21	250,000	250,178
3.10%, 01/15/23 (a)	500,000	495,176
3.55%, 01/15/26 (a)	1,050,000	1,039,341
4.07%, 12/15/42	500,000	487,868
4.70%, 05/15/46 (a)	250,000	267,557
4.09%, 09/15/52 (a)	1,000,000	956,304
Masco Corp.
3.50%, 04/01/21 (a)	500,000	500,031
4.50%, 05/15/47 (a)	500,000	431,171
Northrop Grumman Corp.
2.08%, 10/15/20	1,000,000	978,514
3.50%, 03/15/21	500,000	502,791
3.20%, 02/01/27 (a)	500,000	472,368
3.25%, 01/15/28 (a)	250,000	235,545
4.75%, 06/01/43	750,000	781,165
3.85%, 04/15/45 (a)	750,000	684,185
4.03%, 10/15/47 (a)	200,000	188,338

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Owens Corning
4.20%, 12/15/22 (a)	1,000,000	1,003,142
7.00%, 12/01/36	290,000	331,295
Parker-Hannifin Corp.
4.20%, 11/21/34 (a)	250,000	251,026
4.45%, 11/21/44 (a)	250,000	256,352
Precision Castparts Corp.
3.90%, 01/15/43 (a)	250,000	236,987
Raytheon Co.
2.50%, 12/15/22 (a)	2,000,000	1,938,699
Republic Services, Inc.
3.55%, 06/01/22 (a)	750,000	750,445
2.90%, 07/01/26 (a)	1,000,000	931,852
3.38%, 11/15/27 (a)	500,000	477,766
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	1,350,000	1,314,883
3.20%, 03/15/24 (a)	250,000	241,599
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	1,500,000	1,466,921
3.13%, 11/15/22 (a)	250,000	244,431
3.85%, 12/15/25 (a)	500,000	490,372
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	244,761
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	246,138
United Technologies Corp.
1.95%, 11/01/21 (a)	500,000	478,356
2.30%, 05/04/22 (a)	1,750,000	1,676,869
2.80%, 05/04/24 (a)	400,000	379,748
3.13%, 05/04/27 (a)	250,000	233,963
4.13%, 11/16/28 (a)	1,250,000	1,244,010
6.05%, 06/01/36	500,000	581,503
6.13%, 07/15/38	400,000	473,301
5.70%, 04/15/40	1,000,000	1,148,416
4.50%, 06/01/42	500,000	496,093
4.05%, 05/04/47 (a)	1,000,000	917,748
Wabtec Corp.
4.70%, 09/15/28 (a)	750,000	739,567
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	440,693
3.15%, 11/15/27 (a)	200,000	190,736
4.10%, 03/01/45 (a)	500,000	493,241
		71,154,164
Communications 2.2%
21st Century Fox America, Inc.
4.00%, 10/01/23	1,000,000	1,019,387
3.70%, 10/15/25 (a)	500,000	497,141
6.20%, 12/15/34	1,250,000	1,544,185
6.15%, 03/01/37	200,000	249,352
6.65%, 11/15/37	500,000	663,002
6.15%, 02/15/41	350,000	447,662
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	500,000	485,649
America Movil S.A.B. de C.V.
3.13%, 07/16/22	1,200,000	1,177,108
6.13%, 03/30/40	1,000,000	1,188,356
4.38%, 07/16/42	500,000	490,093
American Tower Corp.
5.05%, 09/01/20	250,000	257,916
2.25%, 01/15/22	250,000	238,829
3.50%, 01/31/23	1,500,000	1,476,757
5.00%, 02/15/24	200,000	209,379
3.55%, 07/15/27 (a)	500,000	468,096
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AT&T, Inc.
2.45%, 06/30/20 (a)	2,000,000	1,974,105
3.20%, 03/01/22 (a)	750,000	739,468
3.00%, 06/30/22 (a)	1,750,000	1,708,162
3.95%, 01/15/25 (a)	250,000	246,488
3.40%, 05/15/25 (a)	1,000,000	953,460
4.25%, 03/01/27 (a)	2,450,000	2,422,587
4.10%, 02/15/28 (a)(d)	2,283,000	2,220,656
4.50%, 05/15/35 (a)	1,000,000	936,932
5.25%, 03/01/37 (a)	250,000	249,893
6.35%, 03/15/40	300,000	330,903
6.00%, 08/15/40 (a)	1,000,000	1,073,970
5.35%, 09/01/40	525,000	522,326
5.15%, 03/15/42	725,000	702,076
4.30%, 12/15/42 (a)	750,000	651,668
4.35%, 06/15/45 (a)	1,500,000	1,296,997
4.75%, 05/15/46 (a)	2,000,000	1,834,006
5.65%, 02/15/47 (a)	500,000	514,594
5.45%, 03/01/47 (a)	500,000	501,343
4.55%, 03/09/49 (a)	259,000	228,169
5.15%, 02/15/50 (a)	1,000,000	951,995
5.30%, 08/15/58 (a)	250,000	239,580
CBS Corp.
3.38%, 02/15/28 (a)	1,000,000	918,137
5.50%, 05/15/33	300,000	315,689
4.90%, 08/15/44 (a)	400,000	390,663
4.60%, 01/15/45 (a)	250,000	237,029
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	750,000	745,997
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	500,000	500,490
4.46%, 07/23/22 (a)	550,000	559,676
4.91%, 07/23/25 (a)	1,500,000	1,525,263
3.75%, 02/15/28 (a)	750,000	691,970
6.38%, 10/23/35 (a)	500,000	539,149
5.38%, 04/01/38 (a)	750,000	731,688
6.48%, 10/23/45 (a)	1,250,000	1,348,131
5.38%, 05/01/47 (a)	500,000	475,432
Comcast Corp.
1.63%, 01/15/22 (a)	200,000	188,398
2.85%, 01/15/23	1,600,000	1,552,921
2.75%, 03/01/23 (a)	500,000	483,751
3.60%, 03/01/24	750,000	744,903
2.35%, 01/15/27 (a)	500,000	440,445
3.30%, 02/01/27 (a)	1,030,000	974,662
7.05%, 03/15/33	500,000	622,048
4.65%, 07/15/42	500,000	495,821
4.75%, 03/01/44	2,000,000	1,999,185
4.60%, 08/15/45 (a)	1,072,000	1,052,098
3.97%, 11/01/47 (a)	1,448,000	1,295,533
Crown Castle International Corp.
4.88%, 04/15/22	750,000	774,476
4.45%, 02/15/26 (a)	500,000	503,413
3.65%, 09/01/27 (a)	300,000	282,389
4.75%, 05/15/47 (a)	750,000	713,736
Deutsche Telekom International Finance BV
8.75%, 06/15/30	900,000	1,211,073
Discovery Communications LLC
2.80%, 06/15/20 (a)(d)	1,000,000	990,249
3.95%, 03/20/28 (a)	500,000	475,898
6.35%, 06/01/40	1,000,000	1,102,140
4.88%, 04/01/43	1,000,000	940,280
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	300,000	302,544
4.80%, 03/01/26 (a)	500,000	524,607

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Grupo Televisa S.A.B.
6.63%, 03/18/25	1,250,000	1,413,193
6.63%, 01/15/40	500,000	569,801
6.13%, 01/31/46 (a)	250,000	273,270
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	1,000,000	990,660
Koninklijke KPN N.V.
8.38%, 10/01/30	250,000	322,949
Moody's Corp.
2.75%, 12/15/21 (a)	750,000	734,085
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	515,760
4.38%, 04/01/21 (c)	750,000	768,664
5.95%, 04/01/41	1,000,000	1,150,506
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 08/15/20	1,000,000	1,020,811
3.63%, 05/01/22	750,000	746,373
3.65%, 11/01/24 (a)	250,000	243,217
3.60%, 04/15/26 (a)	500,000	475,655
Orange S.A.
9.00%, 03/01/31	500,000	711,114
5.38%, 01/13/42	250,000	274,730
5.50%, 02/06/44 (a)	500,000	559,459
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	242,805
3.63%, 12/15/25 (a)	500,000	489,237
5.00%, 03/15/44 (a)	500,000	525,202
TCI Communications, Inc.
7.13%, 02/15/28	800,000	966,530
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	250,000	257,035
5.46%, 02/16/21	700,000	731,255
4.57%, 04/27/23	150,000	154,409
4.10%, 03/08/27	500,000	481,490
7.05%, 06/20/36	900,000	1,088,692
5.21%, 03/08/47	500,000	490,970
Telefonica Europe BV
8.25%, 09/15/30	750,000	961,685
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	614,849
TELUS Corp.
3.70%, 09/15/27 (a)	250,000	243,746
Time Warner Cable LLC
5.00%, 02/01/20	1,180,000	1,205,130
4.13%, 02/15/21 (a)	500,000	504,269
6.55%, 05/01/37	500,000	543,879
5.88%, 11/15/40 (a)	1,000,000	1,012,699
5.50%, 09/01/41 (a)	250,000	241,562
Verizon Communications, Inc.
2.63%, 02/21/20	293,000	291,393
4.60%, 04/01/21	500,000	515,922
3.00%, 11/01/21 (a)	1,250,000	1,238,499
3.50%, 11/01/21	250,000	251,093
2.45%, 11/01/22 (a)	750,000	720,726
5.15%, 09/15/23	1,250,000	1,339,526
3.50%, 11/01/24 (a)	1,000,000	987,430
2.63%, 08/15/26	500,000	454,150
4.13%, 03/16/27	2,000,000	2,012,680
4.50%, 08/10/33	3,500,000	3,480,522
4.40%, 11/01/34 (a)	2,500,000	2,444,898
4.81%, 03/15/39	500,000	505,689
4.13%, 08/15/46	500,000	450,335
4.86%, 08/21/46	1,000,000	1,001,307
4.52%, 09/15/48	3,000,000	2,864,341
5.01%, 08/21/54	1,000,000	1,009,181
4.67%, 03/15/55	1,000,000	944,088
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,018,256
3.88%, 12/15/21	100,000	100,330
3.88%, 04/01/24 (a)	248,000	243,954
6.88%, 04/30/36	400,000	456,669
5.85%, 09/01/43 (a)	500,000	530,744
Vodafone Group PLC
2.50%, 09/26/22	500,000	480,112
2.95%, 02/19/23	1,100,000	1,062,002
4.38%, 05/30/28	1,500,000	1,480,722
4.38%, 02/19/43	500,000	451,257
5.25%, 05/30/48	1,000,000	1,007,765
Walt Disney Co.
2.35%, 12/01/22	1,500,000	1,442,135
3.00%, 02/13/26	800,000	767,316
1.85%, 07/30/26	200,000	176,455
4.13%, 12/01/41	1,500,000	1,480,176
Warner Media LLC
4.75%, 03/29/21	300,000	309,243
4.00%, 01/15/22	500,000	505,926
3.55%, 06/01/24 (a)	400,000	388,409
3.88%, 01/15/26 (a)	1,500,000	1,457,788
3.80%, 02/15/27 (a)	250,000	239,563
4.85%, 07/15/45 (a)	1,000,000	936,001
		113,934,468
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	247,167
3.40%, 12/06/27 (a)	2,000,000	1,866,355
4.50%, 11/28/34 (a)	500,000	491,322
4.00%, 12/06/37 (a)	1,250,000	1,149,912
Amazon.com, Inc.
2.60%, 12/05/19 (a)	1,100,000	1,097,099
3.30%, 12/05/21 (a)	1,500,000	1,504,813
2.40%, 02/22/23 (a)	1,600,000	1,540,965
2.80%, 08/22/24 (a)	500,000	483,059
4.80%, 12/05/34 (a)	500,000	546,982
4.95%, 12/05/44 (a)	500,000	561,296
4.05%, 08/22/47 (a)	1,000,000	989,228
4.25%, 08/22/57 (a)	1,000,000	1,004,282
American Honda Finance Corp.
2.00%, 02/14/20	650,000	641,529
2.45%, 09/24/20	200,000	197,735
2.60%, 11/16/22	1,000,000	970,200
2.90%, 02/16/24	500,000	483,638
Aptiv Corp.
4.15%, 03/15/24 (a)	540,000	541,696
Aptiv PLC
4.40%, 10/01/46 (a)	500,000	450,588
Automatic Data Processing, Inc.
2.25%, 09/15/20 (a)	350,000	345,635
AutoNation, Inc.
3.80%, 11/15/27 (a)	500,000	464,015
AutoZone, Inc.
3.70%, 04/15/22 (a)	500,000	502,387
3.25%, 04/15/25 (a)	1,000,000	944,858
Bed Bath & Beyond, Inc.
5.17%, 08/01/44 (a)	250,000	178,108
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	239,812
Carnival Corp.
3.95%, 10/15/20	350,000	355,113

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	500,000	484,166
3.00%, 05/18/27 (a)	1,750,000	1,666,488
Daimler Finance North America LLC
8.50%, 01/18/31	500,000	696,941
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	345,000	334,747
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	500,000	493,948
DR Horton, Inc.
4.00%, 02/15/20	500,000	503,185
2.55%, 12/01/20	250,000	245,010
eBay, Inc.
2.15%, 06/05/20	400,000	393,516
3.80%, 03/09/22 (a)	500,000	504,076
3.60%, 06/05/27 (a)	1,250,000	1,189,539
Ford Motor Co.
7.45%, 07/16/31	1,000,000	1,113,083
7.40%, 11/01/46	250,000	281,020
5.29%, 12/08/46 (a)	500,000	446,865
Ford Motor Credit Co. LLC
3.16%, 08/04/20	300,000	297,193
3.47%, 04/05/21	600,000	593,028
5.88%, 08/02/21	1,750,000	1,831,400
4.14%, 02/15/23 (a)	1,000,000	984,634
4.69%, 06/09/25 (a)	1,000,000	977,547
4.13%, 08/04/25	1,500,000	1,419,617
3.82%, 11/02/27 (a)	500,000	447,717
General Motors Co.
4.88%, 10/02/23	1,100,000	1,127,464
4.00%, 04/01/25	400,000	383,685
5.00%, 04/01/35	500,000	468,585
6.25%, 10/02/43	750,000	771,522
General Motors Financial Co., Inc.
3.15%, 01/15/20 (a)	750,000	748,935
2.65%, 04/13/20	600,000	594,395
3.20%, 07/06/21 (a)	1,250,000	1,235,177
4.38%, 09/25/21	2,250,000	2,291,464
3.45%, 01/14/22 (a)	750,000	739,927
3.15%, 06/30/22 (a)	500,000	486,492
3.25%, 01/05/23 (a)	500,000	482,621
4.35%, 01/17/27 (a)	1,250,000	1,196,261
3.85%, 01/05/28 (a)	1,000,000	908,634
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	500,000	518,595
5.25%, 06/01/25 (a)	250,000	255,300
5.75%, 06/01/28 (a)	350,000	361,812
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	500,000	468,943
Home Depot, Inc.
2.00%, 04/01/21 (a)	800,000	780,163
4.40%, 04/01/21 (a)	500,000	514,602
2.63%, 06/01/22 (a)	750,000	735,196
3.75%, 02/15/24 (a)	500,000	509,999
2.13%, 09/15/26 (a)	250,000	224,289
5.88%, 12/16/36	1,700,000	2,072,819
5.95%, 04/01/41 (a)	500,000	623,714
4.20%, 04/01/43 (a)	250,000	252,418
4.88%, 02/15/44 (a)	1,500,000	1,664,015
Kohl's Corp.
3.25%, 02/01/23 (a)	1,000,000	965,388
4.25%, 07/17/25 (a)	750,000	750,280
Lear Corp.
5.25%, 01/15/25 (a)	1,000,000	1,034,315
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	750,000	745,867
3.38%, 09/15/25 (a)	1,250,000	1,231,431
3.10%, 05/03/27 (a)	500,000	477,701
6.50%, 03/15/29	251,000	303,357
4.05%, 05/03/47 (a)	500,000	481,689
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (a)	200,000	189,597
4.50%, 12/15/34 (a)	250,000	206,018
Marriott International, Inc.
3.13%, 10/15/21 (a)	200,000	197,535
3.75%, 03/15/25 (a)	1,250,000	1,223,914
Mastercard, Inc.
2.95%, 11/21/26 (a)	500,000	477,001
3.80%, 11/21/46 (a)	500,000	480,256
McDonald's Corp.
2.20%, 05/26/20 (a)	500,000	493,156
2.75%, 12/09/20 (a)	1,500,000	1,489,826
3.38%, 05/26/25 (a)	750,000	731,411
3.80%, 04/01/28 (a)	500,000	494,009
4.88%, 12/09/45 (a)	850,000	892,287
4.45%, 03/01/47 (a)	250,000	246,470
4.45%, 09/01/48 (a)	500,000	492,260
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	95,672
3.63%, 05/01/43 (a)	50,000	46,407
Nordstrom, Inc.
4.00%, 10/15/21 (a)	300,000	304,784
5.00%, 01/15/44 (a)	500,000	462,686
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	500,000	479,403
PACCAR Financial Corp.
3.15%, 08/09/21	750,000	747,240
QVC, Inc.
5.13%, 07/02/22	200,000	202,782
4.38%, 03/15/23	250,000	247,180
5.45%, 08/15/34 (a)	200,000	179,246
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	250,000	232,306
Sands China Ltd.
4.60%, 08/08/23 (a)(d)	750,000	751,724
5.40%, 08/08/28 (a)(d)	500,000	498,825
Starbucks Corp.
2.10%, 02/04/21 (a)	500,000	488,300
2.70%, 06/15/22 (a)	500,000	487,453
3.85%, 10/01/23 (a)	300,000	303,580
4.00%, 11/15/28 (a)	250,000	249,811
3.75%, 12/01/47 (a)	500,000	437,082
Target Corp.
3.50%, 07/01/24	500,000	505,731
4.00%, 07/01/42	500,000	481,531
3.63%, 04/15/46	300,000	272,744
3.90%, 11/15/47 (a)	500,000	470,189
Toyota Motor Credit Corp.
1.55%, 10/18/19	350,000	345,419
2.15%, 03/12/20	500,000	495,303
3.40%, 09/15/21	1,350,000	1,357,697
2.70%, 01/11/23	500,000	485,801
3.20%, 01/11/27	250,000	241,002
Visa, Inc.
2.20%, 12/14/20 (a)	1,000,000	983,009
2.15%, 09/15/22 (a)	500,000	479,713
3.15%, 12/14/25 (a)	250,000	242,637
4.15%, 12/14/35 (a)	1,500,000	1,551,505
4.30%, 12/14/45 (a)	750,000	777,357

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	1,000,000	996,644
3.80%, 11/18/24 (a)	1,000,000	988,913
3.45%, 06/01/26 (a)	500,000	475,262
4.80%, 11/18/44 (a)	200,000	194,868
Walmart, Inc.
2.35%, 12/15/22 (a)	1,500,000	1,450,935
2.55%, 04/11/23 (a)	2,450,000	2,376,132
2.65%, 12/15/24 (a)	1,250,000	1,197,527
3.70%, 06/26/28 (a)	3,000,000	3,004,465
5.25%, 09/01/35	750,000	863,527
3.95%, 06/28/38 (a)	750,000	749,970
4.05%, 06/29/48 (a)	750,000	753,030
Walt Disney Co.
4.38%, 08/16/41	500,000	513,177
Western Union Co.
4.25%, 06/09/23 (a)	750,000	748,607
		95,939,485
Consumer Non-Cyclical 4.0%
Abbott Laboratories
2.55%, 03/15/22	500,000	485,812
3.40%, 11/30/23 (a)	2,500,000	2,493,291
3.75%, 11/30/26 (a)	1,250,000	1,248,668
4.75%, 11/30/36 (a)	500,000	533,731
4.90%, 11/30/46 (a)	1,000,000	1,090,288
AbbVie, Inc.
2.50%, 05/14/20 (a)	1,000,000	989,181
2.90%, 11/06/22	500,000	486,217
3.20%, 11/06/22 (a)	300,000	295,148
2.85%, 05/14/23 (a)	1,450,000	1,397,627
4.25%, 11/14/28 (a)	1,000,000	990,707
4.50%, 05/14/35 (a)	1,500,000	1,444,900
4.30%, 05/14/36 (a)	1,500,000	1,411,367
4.40%, 11/06/42	500,000	464,614
4.70%, 05/14/45 (a)	250,000	241,090
Allergan Finance LLC
3.25%, 10/01/22 (a)	1,750,000	1,719,791
Allergan Funding SCS
3.45%, 03/15/22 (a)	1,000,000	994,099
3.85%, 06/15/24 (a)	500,000	495,175
4.55%, 03/15/35 (a)	750,000	731,616
4.85%, 06/15/44 (a)	250,000	248,019
4.75%, 03/15/45 (a)	168,000	163,943
Allergan, Inc.
2.80%, 03/15/23 (a)	1,150,000	1,097,630
Altria Group, Inc.
4.75%, 05/05/21	500,000	517,068
2.85%, 08/09/22	600,000	587,082
2.95%, 05/02/23	800,000	777,456
4.25%, 08/09/42	200,000	185,965
3.88%, 09/16/46 (a)	1,000,000	876,806
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	1,000,000	934,926
Amgen, Inc.
3.45%, 10/01/20	500,000	502,701
4.10%, 06/15/21 (a)	1,000,000	1,017,783
1.85%, 08/19/21 (a)	1,500,000	1,440,324
3.88%, 11/15/21 (a)	500,000	507,529
3.63%, 05/22/24 (a)	650,000	650,162
4.95%, 10/01/41	500,000	518,348
5.15%, 11/15/41 (a)	850,000	903,904
4.40%, 05/01/45 (a)	500,000	485,883
4.66%, 06/15/51 (a)	750,000	745,079
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	3,750,000	3,697,619
3.30%, 02/01/23 (a)	1,750,000	1,731,893
3.70%, 02/01/24	1,950,000	1,946,443
3.65%, 02/01/26 (a)	1,900,000	1,847,982
4.70%, 02/01/36 (a)	2,250,000	2,259,536
4.63%, 02/01/44	500,000	482,693
4.90%, 02/01/46 (a)	2,500,000	2,537,754
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	850,000	884,973
3.50%, 01/12/24 (a)	500,000	495,386
4.00%, 04/13/28 (a)	750,000	740,706
4.44%, 10/06/48 (a)	2,000,000	1,884,621
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	750,000	686,440
4.02%, 04/16/43	200,000	192,171
Ascension Health
3.95%, 11/15/46	500,000	486,299
AstraZeneca PLC
2.38%, 11/16/20	750,000	738,909
2.38%, 06/12/22 (a)	500,000	480,997
6.45%, 09/15/37	1,650,000	2,077,515
BAT Capital Corp.
2.76%, 08/15/22 (a)(d)	2,000,000	1,928,828
3.22%, 08/15/24 (a)(d)	1,000,000	954,395
Baxalta, Inc.
5.25%, 06/23/45 (a)	298,000	321,242
Baxter International, Inc.
1.70%, 08/15/21 (a)	500,000	476,195
Becton Dickinson & Co.
2.68%, 12/15/19	950,000	944,945
3.25%, 11/12/20	650,000	648,140
2.89%, 06/06/22 (a)	750,000	729,812
3.73%, 12/15/24 (a)	1,000,000	980,714
4.69%, 12/15/44 (a)	250,000	247,423
4.67%, 06/06/47 (a)	500,000	496,473
Biogen, Inc.
2.90%, 09/15/20	750,000	746,467
4.05%, 09/15/25 (a)	1,000,000	1,004,144
5.20%, 09/15/45 (a)	500,000	532,444
Boston Scientific Corp.
6.00%, 01/15/20	650,000	672,895
4.13%, 10/01/23 (a)	100,000	101,393
3.85%, 05/15/25	250,000	249,058
Bristol-Myers Squibb Co.
3.25%, 02/27/27	250,000	243,787
3.25%, 08/01/42	100,000	86,076
4.50%, 03/01/44 (a)	600,000	627,734
Brown-Forman Corp.
4.00%, 04/15/38 (a)	750,000	744,617
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	500,000	460,623
Campbell Soup Co.
2.50%, 08/02/22	350,000	332,330
4.15%, 03/15/28 (a)	1,000,000	956,374
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	1,472,000	1,392,325
3.75%, 09/15/25 (a)	250,000	241,033
3.41%, 06/15/27 (a)	250,000	231,158
4.90%, 09/15/45 (a)	500,000	474,905
Catholic Health Initiatives
4.35%, 11/01/42	250,000	226,045
Celgene Corp.
2.88%, 08/15/20	1,000,000	993,883
3.55%, 08/15/22	1,000,000	997,897

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 05/15/24 (a)	700,000	691,086
3.45%, 11/15/27 (a)	500,000	467,666
3.90%, 02/20/28 (a)	250,000	241,107
5.00%, 08/15/45 (a)	250,000	249,353
4.35%, 11/15/47 (a)	750,000	674,028
4.55%, 02/20/48 (a)	500,000	467,041
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	1,000,000	927,686
Clorox Co.
3.90%, 05/15/28 (a)	550,000	549,862
Coca-Cola Co.
1.88%, 10/27/20	100,000	97,825
3.30%, 09/01/21	750,000	755,997
2.50%, 04/01/23	250,000	242,036
Coca-Cola Femsa S.A.B. de C.V.
5.25%, 11/26/43	750,000	821,177
Colgate-Palmolive Co.
2.10%, 05/01/23	500,000	474,416
3.25%, 03/15/24	400,000	397,172
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	783,000	760,097
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	250,000	239,175
3.20%, 02/15/23 (a)	1,500,000	1,454,582
4.25%, 05/01/23	500,000	507,191
CVS Health Corp.
3.35%, 03/09/21	500,000	499,262
3.70%, 03/09/23 (a)	3,000,000	2,987,325
4.00%, 12/05/23 (a)	300,000	300,951
3.38%, 08/12/24 (a)	1,000,000	967,013
4.10%, 03/25/25 (a)	500,000	499,365
3.88%, 07/20/25 (a)	750,000	740,173
2.88%, 06/01/26 (a)	250,000	229,651
4.30%, 03/25/28 (a)	2,000,000	1,988,146
4.88%, 07/20/35 (a)	250,000	251,918
4.78%, 03/25/38 (a)	1,000,000	998,342
5.30%, 12/05/43 (a)	700,000	734,098
5.13%, 07/20/45 (a)	1,000,000	1,031,780
5.05%, 03/25/48 (a)	2,250,000	2,310,223
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	1,500,000	1,451,495
Diageo Capital PLC
3.88%, 05/18/28 (a)	450,000	453,242
5.88%, 09/30/36	1,000,000	1,200,704
Eli Lilly & Co.
2.35%, 05/15/22	600,000	583,021
3.10%, 05/15/27 (a)	500,000	482,141
3.70%, 03/01/45 (a)	500,000	473,066
Estee Lauder Cos., Inc.
4.15%, 03/15/47 (a)	600,000	603,354
Express Scripts Holding Co.
3.05%, 11/30/22 (a)	500,000	485,086
3.00%, 07/15/23 (a)	500,000	481,991
3.40%, 03/01/27 (a)	500,000	465,499
4.80%, 07/15/46 (a)	1,000,000	979,684
General Mills, Inc.
3.20%, 04/16/21	1,000,000	994,119
4.00%, 04/17/25 (a)	1,000,000	991,195
4.55%, 04/17/38 (a)	500,000	480,828
Genzyme Corp.
5.00%, 06/15/20	250,000	257,696
Gilead Sciences, Inc.
2.55%, 09/01/20	500,000	495,112
4.40%, 12/01/21 (a)	350,000	361,595
2.50%, 09/01/23 (a)	750,000	716,278
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 04/01/24 (a)	400,000	401,903
3.50%, 02/01/25 (a)	500,000	491,645
3.65%, 03/01/26 (a)	400,000	393,179
4.60%, 09/01/35 (a)	500,000	516,430
5.65%, 12/01/41 (a)	200,000	230,342
4.80%, 04/01/44 (a)	500,000	518,016
4.50%, 02/01/45 (a)	250,000	248,942
4.75%, 03/01/46 (a)	750,000	774,843
4.15%, 03/01/47 (a)	750,000	712,286
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	350,000	349,584
2.85%, 05/08/22	150,000	147,552
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	1,000,000	999,406
3.88%, 05/15/28	1,500,000	1,517,269
6.38%, 05/15/38	250,000	321,906
Hasbro, Inc.
6.35%, 03/15/40	450,000	492,364
5.10%, 05/15/44 (a)	100,000	94,605
JM Smucker Co.
3.50%, 10/15/21	250,000	251,572
3.50%, 03/15/25	750,000	722,776
4.38%, 03/15/45	500,000	461,772
Johnson & Johnson
1.65%, 03/01/21 (a)	250,000	242,210
2.45%, 12/05/21	100,000	98,336
2.05%, 03/01/23 (a)	100,000	95,824
3.38%, 12/05/23	500,000	505,855
2.45%, 03/01/26 (a)	450,000	421,163
2.95%, 03/03/27 (a)	2,000,000	1,924,002
2.90%, 01/15/28 (a)	100,000	94,970
3.40%, 01/15/38 (a)	1,500,000	1,403,914
3.70%, 03/01/46 (a)	1,000,000	953,937
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	1,250,000	1,200,097
Kellogg Co.
2.65%, 12/01/23	500,000	476,000
4.30%, 05/15/28 (a)	1,000,000	995,081
Keurig Dr Pepper, Inc.
3.55%, 05/25/21 (d)	500,000	499,406
3.13%, 12/15/23 (a)	250,000	238,564
4.42%, 05/25/25 (a)(d)	1,000,000	1,005,619
4.60%, 05/25/28 (a)(d)	500,000	503,389
4.42%, 12/15/46 (a)	250,000	228,991
5.09%, 05/25/48 (a)(d)	250,000	255,034
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	131,576
5.30%, 03/01/41	1,000,000	1,159,462
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	750,000	818,202
Koninklijke Philips N.V.
5.00%, 03/15/42	200,000	218,579
Kraft Heinz Foods Co.
5.38%, 02/10/20	1,250,000	1,285,952
3.50%, 06/06/22	1,000,000	994,631
3.00%, 06/01/26 (a)	250,000	228,585
6.88%, 01/26/39	250,000	292,955
5.00%, 06/04/42	1,500,000	1,437,113
5.20%, 07/15/45 (a)	500,000	490,495
4.38%, 06/01/46 (a)	750,000	664,915
Kroger Co.
2.80%, 08/01/22 (a)	750,000	725,795
4.00%, 02/01/24 (a)	1,000,000	1,001,575
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,198,860

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mayo Clinic
4.13%, 11/15/52	250,000	250,151
McKesson Corp.
2.70%, 12/15/22 (a)	750,000	718,913
3.80%, 03/15/24 (a)	500,000	496,886
3.95%, 02/16/28 (a)	1,000,000	967,474
Mead Johnson Nutrition Co.
3.00%, 11/15/20	500,000	498,402
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	500,000	488,700
Medtronic, Inc.
2.50%, 03/15/20	1,850,000	1,838,069
4.13%, 03/15/21 (a)	100,000	102,128
3.15%, 03/15/22	1,300,000	1,291,803
3.63%, 03/15/24 (a)	200,000	201,107
3.50%, 03/15/25	1,350,000	1,339,924
4.38%, 03/15/35	2,000,000	2,071,997
4.63%, 03/15/45	750,000	796,201
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	250,000	251,037
Merck & Co., Inc.
1.85%, 02/10/20	100,000	98,649
3.88%, 01/15/21 (a)	1,600,000	1,628,139
2.80%, 05/18/23	1,250,000	1,225,379
2.75%, 02/10/25 (a)	2,100,000	2,017,596
3.70%, 02/10/45 (a)	500,000	477,311
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	1,000,000	962,211
3.50%, 05/01/22	200,000	198,460
3.00%, 07/15/26 (a)	750,000	681,597
5.00%, 05/01/42	750,000	746,198
4.20%, 07/15/46 (a)	500,000	444,749
Mondelez International, Inc.
3.63%, 05/07/23 (a)	1,000,000	995,452
4.13%, 05/07/28 (a)	300,000	297,025
Mylan N.V.
3.95%, 06/15/26 (a)	1,000,000	947,474
Mylan, Inc.
4.55%, 04/15/28 (a)(d)	500,000	487,000
5.20%, 04/15/48 (a)(d)	250,000	231,865
Newell Brands, Inc.
2.88%, 12/01/19 (a)	400,000	399,398
3.85%, 04/01/23 (a)	500,000	489,872
3.90%, 11/01/25 (a)	1,250,000	1,163,780
5.38%, 04/01/36 (a)	250,000	241,356
Novartis Capital Corp.
4.40%, 04/24/20 (c)	100,000	102,204
2.40%, 09/21/22	100,000	96,700
3.00%, 11/20/25 (a)	1,000,000	962,738
3.10%, 05/17/27 (a)	750,000	720,447
4.40%, 05/06/44	750,000	801,946
PepsiCo, Inc.
1.35%, 10/04/19	1,500,000	1,479,589
2.15%, 10/14/20 (a)	100,000	98,426
1.70%, 10/06/21 (a)	1,000,000	960,729
2.75%, 03/05/22	1,350,000	1,331,293
3.60%, 03/01/24 (a)	500,000	505,064
4.88%, 11/01/40	200,000	220,398
4.60%, 07/17/45 (a)	1,300,000	1,387,335
3.45%, 10/06/46 (a)	1,000,000	904,054
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	500,000	483,825
Pfizer, Inc.
1.95%, 06/03/21	250,000	242,958
3.00%, 06/15/23	500,000	494,663
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 06/03/26	1,000,000	943,709
7.20%, 03/15/39	500,000	690,313
4.40%, 05/15/44	1,000,000	1,030,498
4.13%, 12/15/46	1,500,000	1,488,577
Philip Morris International, Inc.
1.88%, 11/01/19	100,000	98,903
4.50%, 03/26/20	250,000	255,154
4.13%, 05/17/21	500,000	511,413
2.90%, 11/15/21	500,000	494,077
2.38%, 08/17/22 (a)	500,000	480,319
2.50%, 08/22/22	250,000	240,777
2.63%, 03/06/23	150,000	143,984
2.75%, 02/25/26 (a)	250,000	232,531
3.13%, 03/02/28 (a)	1,000,000	947,046
6.38%, 05/16/38	650,000	783,766
4.38%, 11/15/41	250,000	241,003
4.88%, 11/15/43	1,000,000	1,022,315
4.25%, 11/10/44	200,000	188,864
Procter & Gamble Co.
1.85%, 02/02/21	1,500,000	1,461,360
2.30%, 02/06/22	500,000	486,603
3.50%, 10/25/47	750,000	698,531
Quest Diagnostics, Inc.
2.50%, 03/30/20 (a)	500,000	494,730
3.50%, 03/30/25 (a)	500,000	482,807
4.70%, 03/30/45 (a)	500,000	487,029
Reynolds American, Inc.
4.45%, 06/12/25 (a)	500,000	504,385
6.15%, 09/15/43	500,000	559,126
5.85%, 08/15/45 (a)	1,500,000	1,636,896
Sanofi
4.00%, 03/29/21	150,000	152,996
3.63%, 06/19/28 (a)	250,000	248,012
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	483,287
2.88%, 09/23/23 (a)	1,500,000	1,430,139
3.20%, 09/23/26 (a)	1,750,000	1,615,615
Stryker Corp.
3.50%, 03/15/26 (a)	1,750,000	1,695,334
4.63%, 03/15/46 (a)	500,000	506,270
Sysco Corp.
3.55%, 03/15/25 (a)	750,000	734,827
3.75%, 10/01/25 (a)	750,000	741,331
The Coca-Cola Co.
3.15%, 11/15/20	1,000,000	1,003,226
3.20%, 11/01/23	750,000	744,514
The Kroger Co.
6.15%, 01/15/20	300,000	311,234
7.50%, 04/01/31 (c)	100,000	121,404
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	51,362
3.60%, 08/15/21 (a)	550,000	552,150
3.30%, 02/15/22	750,000	743,690
4.15%, 02/01/24 (a)	800,000	815,815
5.30%, 02/01/44 (a)	200,000	219,495
4.10%, 08/15/47 (a)	250,000	235,303
Tyson Foods, Inc.
4.88%, 08/15/34 (a)	750,000	756,673
4.55%, 06/02/47 (a)	500,000	466,372
Unilever Capital Corp.
1.80%, 05/05/20	1,500,000	1,471,476
4.25%, 02/10/21	800,000	820,408
1.38%, 07/28/21	100,000	95,020
2.00%, 07/28/26	500,000	442,462
Wyeth LLC
5.95%, 04/01/37	500,000	607,181

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20 (a)	500,000	495,320
3.70%, 03/19/23 (a)	250,000	248,601
4.45%, 08/15/45 (a)	1,099,000	1,035,525
Zoetis, Inc.
3.25%, 02/01/23 (a)	250,000	245,930
3.00%, 09/12/27 (a)	500,000	465,701
3.90%, 08/20/28 (a)	500,000	495,857
4.70%, 02/01/43 (a)	100,000	102,705
4.45%, 08/20/48 (a)	250,000	248,652
		211,685,826
Energy 2.3%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	750,000	771,203
3.45%, 07/15/24 (a)	240,000	231,327
6.45%, 09/15/36	1,000,000	1,144,243
6.60%, 03/15/46 (a)	1,000,000	1,180,003
Apache Corp.
3.25%, 04/15/22 (a)	983,000	968,437
6.00%, 01/15/37	278,000	304,658
5.10%, 09/01/40 (a)	500,000	496,135
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	750,000	705,926
4.08%, 12/15/47 (a)	750,000	682,298
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	508,069
4.45%, 07/15/27 (a)	2,000,000	1,924,553
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	500,000	501,556
BP Capital Markets PLC
2.32%, 02/13/20	750,000	743,445
4.50%, 10/01/20	800,000	820,322
4.74%, 03/11/21	1,500,000	1,550,877
3.56%, 11/01/21	500,000	503,503
3.06%, 03/17/22	500,000	494,189
3.25%, 05/06/22	200,000	198,796
3.51%, 03/17/25	250,000	247,458
3.12%, 05/04/26 (a)	250,000	238,625
3.28%, 09/19/27 (a)	750,000	718,244
Buckeye Partners LP
4.88%, 02/01/21 (a)	350,000	356,513
4.35%, 10/15/24 (a)	300,000	294,334
4.13%, 12/01/27 (a)	2,250,000	2,083,372
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	2,600,000	2,510,437
3.80%, 04/15/24 (a)	150,000	148,641
7.20%, 01/15/32	225,000	278,743
6.25%, 03/15/38	100,000	118,377
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	1,000,000	958,803
3.80%, 09/15/23 (a)	500,000	490,018
4.25%, 04/15/27 (a)	750,000	726,268
Chevron Corp.
1.96%, 03/03/20 (a)	500,000	493,681
2.42%, 11/17/20 (a)	100,000	98,832
2.50%, 03/03/22 (a)	300,000	293,128
2.36%, 12/05/22 (a)	499,000	481,216
3.19%, 06/24/23 (a)	1,150,000	1,142,405
2.90%, 03/03/24 (a)	1,500,000	1,461,098
Concho Resources, Inc.
4.30%, 08/15/28 (a)	1,000,000	997,936
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	250,000	302,108
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ConocoPhillips Co.
4.95%, 03/15/26 (a)	500,000	540,195
6.50%, 02/01/39	1,350,000	1,755,800
4.30%, 11/15/44 (a)	500,000	515,202
ConocoPhillips Holding Co.
6.95%, 04/15/29	200,000	250,025
Continental Resources, Inc.
5.00%, 09/15/22 (a)	400,000	406,233
4.90%, 06/01/44 (a)	500,000	495,520
Devon Energy Corp.
3.25%, 05/15/22 (a)	1,000,000	983,259
5.00%, 06/15/45 (a)	500,000	494,320
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	1,300,000	1,319,578
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	96,887
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	1,000,000	1,015,082
Enbridge, Inc.
4.25%, 12/01/26 (a)	1,000,000	1,008,025
3.70%, 07/15/27 (a)	500,000	483,768
4.50%, 06/10/44 (a)	150,000	146,123
5.50%, 12/01/46 (a)	500,000	560,297
Encana Corp.
6.50%, 02/01/38	500,000	587,722
Energy Transfer Partners LP
4.15%, 10/01/20 (a)	2,250,000	2,279,984
5.20%, 02/01/22 (a)	1,750,000	1,818,396
4.20%, 04/15/27 (a)	250,000	241,903
4.90%, 03/15/35 (a)	750,000	707,130
6.63%, 10/15/36	500,000	559,489
7.50%, 07/01/38	500,000	598,615
6.50%, 02/01/42 (a)	800,000	881,307
6.13%, 12/15/45 (a)	500,000	535,129
5.30%, 04/15/47 (a)	250,000	243,085
Enterprise Products Operating LLC
2.55%, 10/15/19 (a)	1,000,000	996,276
2.85%, 04/15/21 (a)	1,500,000	1,482,018
3.35%, 03/15/23 (a)	500,000	494,822
3.90%, 02/15/24 (a)	400,000	404,060
3.95%, 02/15/27 (a)	350,000	350,142
6.65%, 10/15/34	250,000	304,330
6.13%, 10/15/39	250,000	293,417
5.10%, 02/15/45 (a)	500,000	528,630
4.25%, 02/15/48 (a)	1,000,000	945,199
4.95%, 10/15/54 (a)	500,000	502,052
EOG Resources, Inc.
4.15%, 01/15/26 (a)	250,000	256,047
EQT Corp.
3.00%, 10/01/22 (a)	1,000,000	970,124
EQT Midstream Partners LP
5.50%, 07/15/28 (a)	250,000	257,372
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	1,000,000	980,472
2.71%, 03/06/25 (a)	750,000	717,760
3.57%, 03/06/45 (a)	500,000	468,859
4.11%, 03/01/46 (a)	250,000	254,051
Halliburton Co.
3.80%, 11/15/25 (a)	500,000	496,484
4.85%, 11/15/35 (a)	250,000	262,257
5.00%, 11/15/45 (a)	500,000	535,990
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (a)	1,750,000	1,792,014

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hess Corp.
7.30%, 08/15/31	347,000	401,650
7.13%, 03/15/33	600,000	689,854
5.60%, 02/15/41	500,000	509,310
5.80%, 04/01/47 (a)	250,000	264,222
HollyFrontier Corp.
5.88%, 04/01/26 (a)	250,000	266,880
Husky Energy, Inc.
7.25%, 12/15/19	200,000	209,538
3.95%, 04/15/22 (a)	500,000	504,526
6.80%, 09/15/37	500,000	617,390
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	281,854
Kinder Morgan Energy Partners LP
6.85%, 02/15/20 (c)	800,000	837,850
3.45%, 02/15/23 (a)	1,500,000	1,472,506
4.30%, 05/01/24 (a)	300,000	303,261
5.80%, 03/15/35	100,000	109,511
5.00%, 08/15/42 (a)	1,100,000	1,082,094
4.70%, 11/01/42 (a)	300,000	283,150
5.40%, 09/01/44 (a)	400,000	412,052
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	757,302
4.30%, 03/01/28 (a)	1,000,000	993,390
7.80%, 08/01/31	500,000	624,114
5.55%, 06/01/45 (a)	1,200,000	1,272,827
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	750,000	780,641
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	529,121
6.60%, 10/01/37	1,000,000	1,183,542
Marathon Petroleum Corp.
3.40%, 12/15/20 (a)	250,000	250,315
5.13%, 03/01/21 (c)	250,000	259,480
3.63%, 09/15/24 (a)	500,000	494,059
6.50%, 03/01/41 (a)	500,000	586,925
4.75%, 09/15/44 (a)	250,000	242,568
MPLX LP
4.00%, 02/15/25 (a)	250,000	246,863
4.70%, 04/15/48 (a)	2,000,000	1,870,979
Nexen Energy ULC
5.88%, 03/10/35	600,000	686,065
Noble Energy, Inc.
3.85%, 01/15/28 (a)	1,000,000	946,380
6.00%, 03/01/41 (a)	250,000	268,336
5.25%, 11/15/43 (a)	400,000	395,895
Occidental Petroleum Corp.
3.40%, 04/15/26 (a)	1,000,000	978,652
4.40%, 04/15/46 (a)	1,500,000	1,529,446
ONEOK, Inc.
5.20%, 07/15/48 (a)	1,000,000	1,023,110
Petro-Canada
5.95%, 05/15/35	500,000	577,464
6.80%, 05/15/38	500,000	636,969
Phillips 66
4.30%, 04/01/22	750,000	771,827
3.90%, 03/15/28 (a)	500,000	494,104
4.88%, 11/15/44 (a)	1,000,000	1,040,430
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	482,922
Pioneer Natural Resources Co.
7.50%, 01/15/20	250,000	263,246
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	102,613
5.00%, 02/01/21 (a)	1,000,000	1,026,323
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 06/01/22 (a)	200,000	197,722
3.85%, 10/15/23 (a)	150,000	147,880
4.65%, 10/15/25 (a)	500,000	505,949
4.50%, 12/15/26 (a)	1,000,000	1,000,681
6.65%, 01/15/37	100,000	110,896
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	1,000,000	1,064,375
5.75%, 05/15/24 (a)	2,175,000	2,337,499
5.63%, 03/01/25 (a)	1,000,000	1,067,936
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	1,000,000	1,007,867
Shell International Finance BV
4.38%, 03/25/20	500,000	509,975
1.88%, 05/10/21	1,000,000	968,182
3.40%, 08/12/23	750,000	749,579
3.25%, 05/11/25	1,500,000	1,468,586
2.88%, 05/10/26	500,000	475,345
4.13%, 05/11/35	500,000	507,300
6.38%, 12/15/38	1,500,000	1,941,443
4.55%, 08/12/43	750,000	789,797
4.38%, 05/11/45	250,000	260,235
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	103,459
5.95%, 09/25/43 (a)	600,000	678,732
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	500,000	495,376
5.95%, 12/01/34	250,000	287,077
6.50%, 06/15/38	400,000	495,687
4.00%, 11/15/47 (a)	250,000	235,573
Total Capital International S.A.
2.88%, 02/17/22	500,000	493,063
3.70%, 01/15/24	1,000,000	1,008,050
3.75%, 04/10/24	500,000	505,944
TransCanada PipeLines Ltd.
2.50%, 08/01/22	395,000	379,407
4.25%, 05/15/28 (a)	500,000	503,031
4.63%, 03/01/34 (a)	850,000	855,396
7.63%, 01/15/39	750,000	1,001,525
4.88%, 05/15/48 (a)	250,000	256,527
Valero Energy Corp.
6.63%, 06/15/37	700,000	848,725
4.90%, 03/15/45	500,000	511,466
Western Gas Partners LP
3.95%, 06/01/25 (a)	500,000	477,477
Williams Cos., Inc.
5.25%, 03/15/20	250,000	256,658
3.60%, 03/15/22 (a)	1,850,000	1,839,440
3.90%, 01/15/25 (a)	350,000	342,887
3.75%, 06/15/27 (a)	500,000	476,828
8.75%, 03/15/32	500,000	668,549
6.30%, 04/15/40	500,000	566,995
5.10%, 09/15/45 (a)	250,000	252,209
4.85%, 03/01/48 (a)	500,000	485,202
		118,683,313
Industrial Other 0.1%
Cintas Corp. No 2
3.70%, 04/01/27 (a)	1,000,000	975,680
Fluor Corp.
3.50%, 12/15/24 (a)	300,000	292,688
Massachusetts Institute of Technology
5.60%, 07/01/11	115,000	146,670
President & Fellows of Harvard College
3.30%, 07/15/56 (a)	1,500,000	1,326,845

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Princeton University
5.70%, 03/01/39	1,000,000	1,245,974
William Marsh Rice University
3.57%, 05/15/45	300,000	283,567
		4,271,424
Technology 2.0%
Adobe Systems, Inc.
3.25%, 02/01/25 (a)	500,000	488,946
Alphabet, Inc.
3.38%, 02/25/24	600,000	604,130
Analog Devices, Inc.
2.50%, 12/05/21 (a)	150,000	144,443
3.13%, 12/05/23 (a)	750,000	726,075
3.90%, 12/15/25 (a)	300,000	294,915
Apple, Inc.
1.80%, 05/11/20	1,000,000	983,494
2.25%, 02/23/21 (a)	2,250,000	2,210,670
2.85%, 05/06/21	1,750,000	1,741,913
2.15%, 02/09/22	250,000	241,820
2.50%, 02/09/22 (a)	1,250,000	1,223,134
2.40%, 01/13/23 (a)	1,000,000	965,796
2.40%, 05/03/23	1,750,000	1,683,565
3.45%, 05/06/24	1,000,000	1,001,240
3.25%, 02/23/26 (a)	500,000	489,203
3.35%, 02/09/27 (a)	1,500,000	1,468,920
3.85%, 05/04/43	1,000,000	964,793
4.45%, 05/06/44	500,000	524,165
3.45%, 02/09/45	500,000	449,722
4.38%, 05/13/45	1,100,000	1,146,448
4.25%, 02/09/47 (a)	3,100,000	3,171,210
Applied Materials, Inc.
2.63%, 10/01/20 (a)	250,000	247,578
4.30%, 06/15/21	250,000	257,153
3.90%, 10/01/25 (a)	1,000,000	1,005,103
Baidu, Inc.
3.00%, 06/30/20	250,000	247,839
3.88%, 09/29/23 (a)	750,000	743,625
4.38%, 03/29/28 (a)	250,000	246,933
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	1,500,000	1,462,521
3.63%, 01/15/24 (a)	2,500,000	2,431,859
3.13%, 01/15/25 (a)	500,000	465,183
Cisco Systems, Inc.
4.45%, 01/15/20	1,000,000	1,020,217
2.20%, 02/28/21	1,500,000	1,469,263
2.20%, 09/20/23 (a)	750,000	714,346
3.63%, 03/04/24	250,000	253,750
3.50%, 06/15/25	250,000	249,768
5.90%, 02/15/39	500,000	623,471
5.50%, 01/15/40	1,000,000	1,194,838
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	244,743
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(d)	2,000,000	2,031,401
5.45%, 06/15/23 (a)(d)	500,000	526,345
6.02%, 06/15/26 (a)(d)	2,000,000	2,140,884
8.35%, 07/15/46 (a)(d)	450,000	561,853
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (a)	250,000	241,570
3.50%, 04/15/23 (a)	909,000	899,275
5.00%, 10/15/25 (a)	139,000	146,568
3.00%, 08/15/26 (a)	450,000	416,530
4.25%, 05/15/28 (a)	1,250,000	1,254,878
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fiserv, Inc.
3.85%, 06/01/25 (a)	250,000	248,171
4.20%, 10/01/28 (a)	750,000	753,066
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	503,269
Harris Corp.
6.15%, 12/15/40	150,000	174,400
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	1,000,000	1,004,540
4.40%, 10/15/22 (a)	1,000,000	1,028,052
6.35%, 10/15/45 (a)	750,000	773,222
HP, Inc.
4.30%, 06/01/21	500,000	511,030
6.00%, 09/15/41	500,000	510,018
Intel Corp.
2.45%, 07/29/20	750,000	744,448
1.70%, 05/19/21 (a)	750,000	724,774
2.35%, 05/11/22 (a)	1,600,000	1,557,132
3.15%, 05/11/27 (a)	1,000,000	967,379
4.80%, 10/01/41	750,000	816,409
4.25%, 12/15/42 (c)	250,000	252,491
4.10%, 05/19/46 (a)	650,000	644,203
4.10%, 05/11/47 (a)	750,000	745,662
International Business Machines Corp.
2.25%, 02/19/21	1,500,000	1,470,221
1.88%, 08/01/22	200,000	189,717
2.88%, 11/09/22	250,000	244,884
3.38%, 08/01/23	150,000	149,350
3.63%, 02/12/24	1,000,000	1,005,441
3.45%, 02/19/26	250,000	247,310
3.30%, 01/27/27	1,000,000	977,296
4.00%, 06/20/42	500,000	486,791
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	234,850
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	1,000,000	1,001,739
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	500,000	513,002
Lam Research Corp.
2.80%, 06/15/21 (a)	1,000,000	983,474
3.80%, 03/15/25 (a)	500,000	497,097
Microsoft Corp.
1.85%, 02/12/20 (a)	500,000	493,721
2.00%, 11/03/20 (a)	1,000,000	982,596
1.55%, 08/08/21 (a)	1,750,000	1,680,391
2.40%, 02/06/22 (a)	500,000	488,655
2.38%, 02/12/22 (a)	1,000,000	976,832
2.00%, 08/08/23 (a)	500,000	472,908
3.13%, 11/03/25 (a)	1,000,000	979,786
2.40%, 08/08/26 (a)	2,000,000	1,846,058
4.20%, 11/03/35 (a)	350,000	365,765
4.50%, 10/01/40 (c)	100,000	107,905
5.30%, 02/08/41	500,000	591,699
4.45%, 11/03/45 (a)	2,600,000	2,795,358
3.70%, 08/08/46 (a)	500,000	479,463
4.25%, 02/06/47 (a)	3,250,000	3,421,032
4.50%, 02/06/57 (a)	750,000	811,701
NVIDIA Corp.
2.20%, 09/16/21 (a)	700,000	680,262
3.20%, 09/16/26 (a)	500,000	478,854
Oracle Corp.
2.25%, 10/08/19	500,000	497,576
2.80%, 07/08/21	1,000,000	992,542
2.50%, 05/15/22 (a)	1,000,000	973,803
2.50%, 10/15/22	1,500,000	1,456,239
2.40%, 09/15/23 (a)	250,000	238,696

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 07/08/24 (a)	650,000	644,892
2.95%, 05/15/25 (a)	500,000	480,191
2.65%, 07/15/26 (a)	500,000	464,546
4.30%, 07/08/34 (a)	400,000	409,159
3.90%, 05/15/35 (a)	250,000	242,381
3.80%, 11/15/37 (a)	4,500,000	4,295,603
6.50%, 04/15/38	500,000	643,129
6.13%, 07/08/39	750,000	925,442
4.00%, 07/15/46 (a)	500,000	477,675
4.38%, 05/15/55 (a)	250,000	249,650
QUALCOMM, Inc.
3.00%, 05/20/22	1,000,000	984,367
3.45%, 05/20/25 (a)	1,500,000	1,456,457
3.25%, 05/20/27 (a)	250,000	235,543
4.80%, 05/20/45 (a)	1,000,000	1,015,130
4.30%, 05/20/47 (a)	250,000	235,499
salesforce.com, Inc.
3.70%, 04/11/28 (a)	500,000	496,314
Seagate HDD Cayman
4.25%, 03/01/22 (a)	100,000	99,453
4.75%, 06/01/23	750,000	746,916
4.75%, 01/01/25	750,000	720,077
4.88%, 06/01/27 (a)	500,000	468,614
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	1,500,000	1,427,232
Total System Services, Inc.
3.75%, 06/01/23 (a)	750,000	744,185
4.45%, 06/01/28 (a)	250,000	250,561
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	494,594
VMware, Inc.
2.30%, 08/21/20	750,000	735,567
3.90%, 08/21/27 (a)	1,250,000	1,184,787
Xerox Corp.
2.75%, 09/01/20	415,000	406,034
3.63%, 03/15/23 (a)	1,000,000	954,647
		104,882,021
Transportation 0.6%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	201,002	197,693
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	640,015	614,181
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/29	1,383,000	1,307,620
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	142,530
3.85%, 09/01/23 (a)	400,000	408,641
3.40%, 09/01/24 (a)	2,000,000	1,988,306
5.05%, 03/01/41 (a)	500,000	553,273
4.55%, 09/01/44 (a)	1,000,000	1,042,957
4.05%, 06/15/48 (a)	1,500,000	1,463,006
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	144,667
3.20%, 08/02/46 (a)	250,000	212,958
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	350,000	333,222
4.00%, 06/01/28 (a)	250,000	251,528
7.13%, 10/15/31	500,000	629,197
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	350,677	368,735
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	75,391	76,006
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CSX Corp.
4.25%, 06/01/21 (a)	150,000	153,271
2.60%, 11/01/26 (a)	250,000	227,781
3.25%, 06/01/27 (a)	1,000,000	949,444
6.15%, 05/01/37	500,000	602,525
5.50%, 04/15/41 (a)	1,000,000	1,121,633
4.10%, 03/15/44 (a)	850,000	805,540
3.80%, 11/01/46 (a)	500,000	453,992
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	332,922	362,459
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	489,352
FedEx Corp.
2.30%, 02/01/20	500,000	495,755
3.25%, 04/01/26 (a)	750,000	723,976
3.30%, 03/15/27 (a)	400,000	382,959
3.40%, 02/15/28 (a)	750,000	720,171
3.90%, 02/01/35	300,000	283,293
3.88%, 08/01/42	200,000	178,109
4.55%, 04/01/46 (a)	250,000	245,793
4.40%, 01/15/47 (a)	1,000,000	958,950
Kansas City Southern
4.70%, 05/01/48 (a)	200,000	199,768
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	750,000	738,591
2.90%, 06/15/26 (a)	500,000	470,365
4.84%, 10/01/41	350,000	369,624
4.65%, 01/15/46 (a)	500,000	517,454
4.15%, 02/28/48 (a)	500,000	485,137
Ryder System, Inc.
3.40%, 03/01/23 (a)	500,000	493,966
Southwest Airlines Co.
3.45%, 11/16/27 (a)	1,000,000	946,924
Union Pacific Corp.
4.16%, 07/15/22 (a)	250,000	256,413
3.65%, 02/15/24 (a)	500,000	499,157
3.25%, 08/15/25 (a)	500,000	485,776
2.75%, 03/01/26 (a)	1,000,000	934,597
3.38%, 02/01/35 (a)	750,000	676,772
4.38%, 09/10/38 (a)	250,000	255,094
4.15%, 01/15/45 (a)	1,000,000	963,303
4.00%, 04/15/47 (a)	500,000	474,270
4.50%, 09/10/48 (a)	200,000	204,816
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	473,616	448,343
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	241,693
2.45%, 10/01/22	500,000	483,674
3.05%, 11/15/27 (a)	500,000	478,842
6.20%, 01/15/38	400,000	504,742
4.88%, 11/15/40 (a)	650,000	702,464
3.75%, 11/15/47 (a)	250,000	232,725
		30,954,033
		790,347,201

Utility 1.7%
Electric 1.6%
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	229,079
Alabama Power Co.
3.55%, 12/01/23	350,000	349,928
4.30%, 01/02/46 (a)	500,000	498,878
3.70%, 12/01/47 (a)	1,000,000	904,953

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ameren Corp.
3.65%, 02/15/26 (a)	1,000,000	973,490
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	488,554
3.30%, 06/01/27 (a)	750,000	718,442
7.00%, 04/01/38	750,000	979,890
4.45%, 06/01/45 (a)	500,000	504,243
Arizona Public Service Co.
4.35%, 11/15/45 (a)	1,000,000	1,006,523
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	477,273
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (a)	300,000	297,618
3.25%, 04/15/28 (a)	1,500,000	1,421,851
6.13%, 04/01/36	487,000	591,228
5.95%, 05/15/37	250,000	296,636
5.15%, 11/15/43 (a)	800,000	870,034
4.50%, 02/01/45 (a)	850,000	850,514
Black Hills Corp.
4.35%, 05/01/33 (a)	250,000	245,527
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,039,361
3.00%, 05/15/26 (a)	1,500,000	1,405,931
4.88%, 03/01/44 (a)	500,000	529,829
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	700,000	699,090
Consolidated Edison Co. of New York, Inc.
6.75%, 04/01/38	500,000	654,708
5.50%, 12/01/39	250,000	289,552
3.95%, 03/01/43 (a)	1,000,000	959,218
4.45%, 03/15/44 (a)	1,150,000	1,179,876
Consumers Energy Co.
3.38%, 08/15/23 (a)	500,000	497,456
3.95%, 05/15/43 (a)	250,000	244,003
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	497,831
Dominion Energy, Inc.
2.50%, 12/01/19 (a)	1,000,000	992,528
2.85%, 08/15/26 (a)	1,000,000	912,021
5.25%, 08/01/33	500,000	529,232
4.05%, 09/15/42 (a)	500,000	461,469
DTE Electric Co.
3.70%, 06/01/46 (a)	500,000	462,713
DTE Energy Co.
1.50%, 10/01/19	750,000	738,322
3.30%, 06/15/22 (a)	500,000	493,387
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	303,603
6.05%, 04/15/38	1,255,000	1,544,097
5.30%, 02/15/40	600,000	683,723
3.75%, 06/01/45 (a)	750,000	693,301
3.88%, 03/15/46 (a)	250,000	232,748
Duke Energy Corp.
3.05%, 08/15/22 (a)	950,000	931,605
3.75%, 04/15/24 (a)	1,000,000	1,003,526
2.65%, 09/01/26 (a)	1,250,000	1,132,166
3.75%, 09/01/46 (a)	200,000	176,474
3.95%, 08/15/47 (a)	250,000	226,259
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,750,000	1,676,662
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,500,000	1,470,373
3.70%, 10/15/46 (a)	500,000	457,793
Edison International
2.95%, 03/15/23 (a)	500,000	479,675
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Entergy Arkansas, Inc.
3.50%, 04/01/26 (a)	500,000	493,152
Entergy Corp.
4.00%, 07/15/22 (a)	500,000	506,187
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	500,000	451,013
4.95%, 01/15/45 (a)	500,000	503,576
Eversource Energy
3.30%, 01/15/28 (a)	250,000	236,189
Exelon Corp.
3.95%, 06/15/25 (a)	1,000,000	998,546
3.40%, 04/15/26 (a)	750,000	718,839
4.95%, 06/15/35 (a)(d)	250,000	262,813
5.63%, 06/15/35	250,000	280,384
4.45%, 04/15/46 (a)	500,000	486,610
Exelon Generation Co. LLC
5.20%, 10/01/19	300,000	306,364
2.95%, 01/15/20 (a)	1,000,000	997,539
6.25%, 10/01/39	1,000,000	1,092,031
5.60%, 06/15/42 (a)	750,000	770,540
FirstEnergy Corp.
3.90%, 07/15/27 (a)	1,500,000	1,461,821
4.85%, 07/15/47 (a)	500,000	510,596
Florida Power & Light Co.
3.13%, 12/01/25 (a)	1,750,000	1,700,240
5.95%, 02/01/38	150,000	183,695
5.96%, 04/01/39	500,000	619,340
4.05%, 06/01/42 (a)	350,000	346,531
3.80%, 12/15/42 (a)	275,000	262,343
3.70%, 12/01/47 (a)	500,000	461,644
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	229,799
Georgia Power Co.
2.85%, 05/15/22	1,000,000	975,019
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	250,000	228,458
ITC Holdings Corp.
3.25%, 06/30/26 (a)	500,000	471,364
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	1,000,000	1,004,511
N.V. Energy, Inc.
6.25%, 11/15/20	350,000	369,946
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	800,000	787,145
5.25%, 04/20/46 (a)(b)	800,000	821,891
Nevada Power Co.
2.75%, 04/15/20	250,000	249,349
6.65%, 04/01/36	500,000	633,085
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/77 (a)(b)	750,000	710,194
Northern States Power Co.
6.25%, 06/01/36	750,000	934,415
3.60%, 05/15/46 (a)	500,000	455,682
NSTAR Electric Co.
4.40%, 03/01/44 (a)	250,000	256,684
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (a)	1,200,000	1,279,431
Pacific Gas & Electric Co.
3.50%, 10/01/20 (a)	250,000	250,354
3.25%, 06/15/23 (a)	500,000	483,340
3.30%, 03/15/27 (a)	500,000	460,817
3.30%, 12/01/27 (a)	500,000	458,001
6.05%, 03/01/34	1,000,000	1,139,586

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.40%, 01/15/40	500,000	535,701
4.30%, 03/15/45 (a)	1,250,000	1,148,460
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	1,100,000	1,115,072
3.40%, 06/01/23 (a)	1,000,000	983,356
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	630,350
PSEG Power LLC
5.13%, 04/15/20	400,000	409,404
3.00%, 06/15/21 (a)	1,500,000	1,477,701
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	1,000,000	956,288
Public Service Electric & Gas Co.
3.95%, 05/01/42 (a)	100,000	97,078
3.60%, 12/01/47 (a)	500,000	457,972
Puget Energy, Inc.
6.50%, 12/15/20	500,000	530,016
6.00%, 09/01/21	250,000	265,943
Puget Sound Energy, Inc.
5.64%, 04/15/41 (a)	250,000	299,571
San Diego Gas & Electric Co.
3.75%, 06/01/47 (a)	250,000	228,026
Sempra Energy
3.55%, 06/15/24 (a)	400,000	391,352
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (a)	1,000,000	959,978
Southern California Edison Co.
2.40%, 02/01/22 (a)	500,000	482,198
3.50%, 10/01/23 (a)	250,000	248,615
6.65%, 04/01/29	500,000	587,523
5.55%, 01/15/37	500,000	560,889
5.95%, 02/01/38	500,000	590,528
4.13%, 03/01/48 (a)	750,000	718,721
Southern Co.
2.35%, 07/01/21 (a)	350,000	339,595
4.25%, 07/01/36 (a)	250,000	238,491
4.40%, 07/01/46 (a)	500,000	478,149
Southern Power Co.
2.38%, 06/01/20 (a)	1,500,000	1,476,074
5.15%, 09/15/41	1,000,000	1,012,028
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	458,117
Tampa Electric Co.
4.30%, 06/15/48 (a)	1,000,000	997,968
TransAlta Corp.
6.50%, 03/15/40	500,000	493,894
Union Electric Co.
3.90%, 09/15/42 (a)	100,000	96,288
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	1,200,000	1,174,079
6.00%, 05/15/37	800,000	966,735
3.80%, 09/15/47 (a)	500,000	461,861
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	98,654
4.10%, 04/01/43 (a)	750,000	737,545
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	500,000	508,911
2.40%, 03/15/21 (a)	250,000	245,053
		84,610,441
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	1,250,000	1,182,873
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (a)	250,000	289,605
4.10%, 09/01/47 (a)	200,000	184,296
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	237,535
4.80%, 02/15/44 (a)	875,000	888,882
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	99,216
4.66%, 02/01/44 (a)	300,000	314,918
Sempra Energy
2.40%, 02/01/20	250,000	246,963
3.75%, 11/15/25 (a)	885,000	862,008
6.00%, 10/15/39	350,000	403,646
Southern California Gas Co.
2.60%, 06/15/26 (a)	1,000,000	920,829
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	750,000	663,971
4.40%, 05/30/47 (a)	250,000	239,059
		6,533,801
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	750,000	737,181
2.95%, 09/01/27 (a)	350,000	327,871
6.59%, 10/15/37	450,000	576,718
		1,641,770
		92,786,012
Total Corporates
(Cost $1,341,828,047)		1,308,425,487

Treasuries 37.8% of net assets
Bonds
8.50%, 02/15/20	3,000,000	3,230,918
8.75%, 05/15/20	2,750,000	3,012,646
8.75%, 08/15/20	1,750,000	1,937,852
7.88%, 02/15/21	750,000	836,191
8.13%, 05/15/21	750,000	848,906
8.13%, 08/15/21	1,000,000	1,144,316
8.00%, 11/15/21 (c)	2,149,000	2,476,177
7.25%, 08/15/22	1,500,000	1,737,100
7.63%, 11/15/22	2,200,000	2,600,082
7.13%, 02/15/23	1,500,000	1,756,787
6.25%, 08/15/23	1,250,000	1,437,476
7.50%, 11/15/24	750,000	938,643
7.63%, 02/15/25	500,000	633,789
6.88%, 08/15/25	500,000	619,854
6.00%, 02/15/26 (c)	1,891,000	2,263,992
6.75%, 08/15/26	1,209,000	1,525,040
6.50%, 11/15/26	1,250,000	1,562,915
6.63%, 02/15/27	1,000,000	1,266,172
6.38%, 08/15/27	500,000	629,229
6.13%, 11/15/27	2,438,000	3,033,977
5.50%, 08/15/28	750,000	905,581
5.25%, 11/15/28	750,000	892,295
5.25%, 02/15/29	2,778,000	3,317,268
6.13%, 08/15/29	4,250,000	5,448,799
6.25%, 05/15/30 (c)	3,135,000	4,107,095
5.38%, 02/15/31	5,700,000	7,045,734
4.50%, 02/15/36	6,850,000	8,129,692
4.75%, 02/15/37	3,386,000	4,159,622
5.00%, 05/15/37	4,250,000	5,379,736
4.38%, 02/15/38 (c)	3,300,000	3,895,418
4.50%, 05/15/38	2,000,000	2,400,352
3.50%, 02/15/39 (c)	1,072,000	1,129,725
4.25%, 05/15/39	2,350,000	2,741,330

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 08/15/39	3,450,000	4,157,789
4.38%, 11/15/39 (c)	3,031,000	3,597,655
4.63%, 02/15/40	4,915,000	6,027,787
4.38%, 05/15/40	5,000,000	5,942,969
3.88%, 08/15/40	3,500,000	3,887,188
4.25%, 11/15/40 (c)	4,159,000	4,868,467
4.75%, 02/15/41	5,500,000	6,883,701
4.38%, 05/15/41	3,400,000	4,054,035
3.75%, 08/15/41	4,723,000	5,156,188
3.13%, 11/15/41	3,600,000	3,565,406
3.13%, 02/15/42 (c)	4,790,000	4,742,287
3.00%, 05/15/42	4,000,000	3,875,312
2.75%, 08/15/42	5,399,000	5,001,351
2.75%, 11/15/42	6,270,000	5,804,526
3.13%, 02/15/43	7,500,000	7,411,084
2.88%, 05/15/43	10,699,000	10,117,451
3.63%, 08/15/43	7,983,000	8,568,316
3.75%, 11/15/43	10,768,000	11,793,063
3.63%, 02/15/44	11,295,000	12,135,948
3.38%, 05/15/44	13,112,000	13,523,287
3.13%, 08/15/44 (c)	9,900,000	9,778,184
3.00%, 11/15/44 (c)	9,500,000	9,172,324
2.50%, 02/15/45 (c)	10,300,000	9,023,363
3.00%, 05/15/45 (c)	9,250,000	8,927,695
2.88%, 08/15/45	9,350,000	8,806,349
3.00%, 11/15/45	9,650,000	9,308,857
2.50%, 02/15/46 (c)	11,600,000	10,126,437
2.50%, 05/15/46	10,100,000	8,809,883
2.25%, 08/15/46 (c)	17,300,000	14,290,070
2.88%, 11/15/46	8,785,000	8,264,077
3.00%, 02/15/47	8,650,000	8,338,127
3.00%, 05/15/47	9,200,000	8,862,727
2.75%, 08/15/47	14,450,000	13,236,708
2.75%, 11/15/47 (c)	14,150,000	12,956,370
3.00%, 02/15/48	7,900,000	7,604,522
3.13%, 05/15/48	10,940,000	10,796,840
3.00%, 08/15/48	12,050,000	11,599,066
Notes
1.00%, 10/15/19	18,100,000	17,792,795
1.25%, 10/31/19	5,900,000	5,810,578
1.50%, 10/31/19 (c)	18,208,000	17,980,756
1.00%, 11/15/19	7,400,000	7,262,984
3.38%, 11/15/19 (c)	13,010,700	13,106,756
1.00%, 11/30/19	8,801,000	8,631,168
1.50%, 11/30/19 (c)	8,175,000	8,063,871
1.75%, 11/30/19	7,000,000	6,924,531
1.38%, 12/15/19	7,400,000	7,284,664
1.13%, 12/31/19	5,900,000	5,786,148
1.63%, 12/31/19 (c)	11,000,000	10,854,336
1.88%, 12/31/19	5,906,000	5,845,787
1.38%, 01/15/20	7,000,000	6,881,875
1.25%, 01/31/20 (c)	8,400,000	8,238,234
1.38%, 01/31/20 (c)	5,182,000	5,091,315
2.00%, 01/31/20 (c)	8,000,000	7,924,844
1.38%, 02/15/20	7,900,000	7,755,732
3.63%, 02/15/20	12,650,000	12,798,489
1.25%, 02/29/20	4,450,000	4,358,132
1.38%, 02/29/20 (c)	7,850,000	7,701,433
1.63%, 03/15/20	5,500,000	5,412,881
1.13%, 03/31/20	3,384,000	3,303,300
1.38%, 03/31/20	6,250,000	6,123,901
2.25%, 03/31/20	3,300,000	3,275,572
1.50%, 04/15/20	18,000,000	17,658,984
1.13%, 04/30/20	4,750,000	4,629,673
1.38%, 04/30/20 (c)	9,550,000	9,344,265
1.50%, 05/15/20 (c)	17,500,000	17,147,266
3.50%, 05/15/20	5,500,000	5,562,305
1.38%, 05/31/20	5,000,000	4,885,645
1.50%, 05/31/20 (c)	9,000,000	8,812,441
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 05/31/20	4,100,000	4,080,781
1.50%, 06/15/20	9,000,000	8,808,398
1.63%, 06/30/20 (c)	7,000,000	6,860,547
1.88%, 06/30/20 (c)	5,346,000	5,262,156
2.50%, 06/30/20	5,000,000	4,974,805
1.50%, 07/15/20	5,000,000	4,887,012
1.63%, 07/31/20 (c)	21,700,000	21,243,537
2.00%, 07/31/20	3,500,000	3,450,303
1.50%, 08/15/20	7,000,000	6,834,570
2.63%, 08/15/20 (c)	8,276,000	8,248,036
1.38%, 08/31/20	7,500,000	7,300,049
2.13%, 08/31/20	7,000,000	6,910,039
2.63%, 08/31/20	5,000,000	4,982,520
1.38%, 09/15/20	5,000,000	4,863,965
1.38%, 09/30/20 (c)	14,500,000	14,095,586
2.00%, 09/30/20	5,000,000	4,920,508
1.63%, 10/15/20	6,800,000	6,638,633
1.38%, 10/31/20	11,815,000	11,469,319
1.75%, 10/31/20	7,984,000	7,810,130
1.75%, 11/15/20 (c)	18,000,000	17,599,570
2.63%, 11/15/20 (c)	20,332,000	20,241,856
1.63%, 11/30/20 (c)	8,600,000	8,381,809
2.00%, 11/30/20	5,944,000	5,839,632
1.88%, 12/15/20	6,000,000	5,877,070
1.75%, 12/31/20 (c)	11,000,000	10,740,254
2.38%, 12/31/20	6,091,000	6,029,376
2.00%, 01/15/21 (c)	19,000,000	18,643,379
1.38%, 01/31/21	8,000,000	7,734,688
2.13%, 01/31/21	3,506,000	3,448,822
2.25%, 02/15/21	1,500,000	1,479,287
3.63%, 02/15/21 (c)	7,073,000	7,196,225
1.13%, 02/28/21	8,000,000	7,679,062
2.00%, 02/28/21	2,965,000	2,906,047
2.38%, 03/15/21	9,050,000	8,948,187
1.25%, 03/31/21 (c)	9,000,000	8,654,414
2.25%, 03/31/21	5,076,000	5,002,239
2.38%, 04/15/21	7,100,000	7,015,549
1.38%, 04/30/21 (c)	16,000,000	15,412,188
2.25%, 04/30/21	3,286,000	3,236,068
2.63%, 05/15/21	21,200,000	21,069,156
3.13%, 05/15/21	2,500,000	2,516,406
1.38%, 05/31/21	8,000,000	7,695,000
2.00%, 05/31/21	3,034,000	2,966,683
2.63%, 06/15/21	9,500,000	9,438,027
1.13%, 06/30/21	4,000,000	3,816,562
2.13%, 06/30/21	1,512,000	1,482,321
2.63%, 07/15/21	14,500,000	14,401,162
1.13%, 07/31/21	6,500,000	6,192,012
2.25%, 07/31/21	3,000,000	2,948,906
2.13%, 08/15/21	15,421,900	15,104,124
2.75%, 08/15/21	2,650,000	2,640,425
1.13%, 08/31/21	5,100,000	4,851,076
2.00%, 08/31/21	3,750,000	3,658,667
2.75%, 09/15/21	3,000,000	2,988,867
1.13%, 09/30/21	4,500,000	4,273,772
2.13%, 09/30/21	6,750,000	6,603,398
1.25%, 10/31/21	3,750,000	3,569,897
2.00%, 10/31/21	3,000,000	2,922,070
2.00%, 11/15/21 (c)	9,300,000	9,055,148
1.75%, 11/30/21	8,100,000	7,820,771
1.88%, 11/30/21 (c)	11,000,000	10,665,703
2.00%, 12/31/21	7,500,000	7,291,992
2.13%, 12/31/21	5,750,000	5,613,662
1.50%, 01/31/22 (c)	6,300,000	6,021,176
1.88%, 01/31/22	8,500,000	8,223,252
2.00%, 02/15/22	8,600,000	8,352,750
1.75%, 02/28/22	7,500,000	7,220,508
1.88%, 02/28/22	8,600,000	8,313,949
1.75%, 03/31/22 (c)	6,050,000	5,818,398

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 03/31/22 (c)	8,500,000	8,209,639
1.75%, 04/30/22	6,000,000	5,764,453
1.88%, 04/30/22	9,724,000	9,383,660
1.75%, 05/15/22	5,000,000	4,801,172
1.75%, 05/31/22	8,000,000	7,677,969
1.88%, 05/31/22 (c)	6,500,000	6,266,787
1.75%, 06/30/22	10,500,000	10,068,516
2.13%, 06/30/22	9,000,000	8,748,281
1.88%, 07/31/22	6,000,000	5,773,711
2.00%, 07/31/22	6,500,000	6,284,307
1.63%, 08/15/22 (c)	8,911,000	8,488,772
1.63%, 08/31/22	8,500,000	8,093,428
1.88%, 08/31/22	9,000,000	8,651,602
1.75%, 09/30/22	6,250,000	5,973,389
1.88%, 09/30/22	8,500,000	8,163,818
1.88%, 10/31/22	8,000,000	7,677,188
2.00%, 10/31/22	9,000,000	8,679,375
1.63%, 11/15/22 (c)	7,677,000	7,289,252
2.00%, 11/30/22 (c)	17,000,000	16,381,094
2.13%, 12/31/22 (c)	29,000,000	28,062,031
1.75%, 01/31/23	9,300,000	8,852,074
2.38%, 01/31/23	10,500,000	10,260,264
2.00%, 02/15/23	12,894,000	12,400,402
1.50%, 02/28/23 (c)	7,500,000	7,055,273
2.63%, 02/28/23	7,500,000	7,404,785
1.50%, 03/31/23 (c)	7,000,000	6,578,359
2.50%, 03/31/23	8,100,000	7,950,814
1.63%, 04/30/23	8,000,000	7,551,250
2.75%, 04/30/23	7,700,000	7,637,437
1.75%, 05/15/23 (c)	10,500,000	9,961,465
1.63%, 05/31/23 (c)	9,300,000	8,770,154
2.75%, 05/31/23	15,500,000	15,374,062
1.38%, 06/30/23	5,500,000	5,120,479
2.63%, 06/30/23	23,000,000	22,676,113
1.25%, 07/31/23	6,250,000	5,775,757
2.75%, 07/31/23	2,900,000	2,874,625
2.50%, 08/15/23	17,176,000	16,830,803
1.38%, 08/31/23	7,000,000	6,497,972
2.75%, 08/31/23	4,000,000	3,965,391
1.38%, 09/30/23 (c)	6,750,000	6,257,728
2.88%, 09/30/23	10,000,000	9,966,211
1.63%, 10/31/23	4,850,000	4,547,159
2.75%, 11/15/23 (c)	13,296,000	13,169,792
2.13%, 11/30/23	5,250,000	5,041,641
2.25%, 12/31/23	4,750,000	4,586,348
2.25%, 01/31/24	4,700,000	4,534,215
2.75%, 02/15/24 (c)	10,119,000	10,013,264
2.13%, 02/29/24	6,250,000	5,988,037
2.13%, 03/31/24	7,250,000	6,941,309
2.00%, 04/30/24 (c)	5,500,000	5,226,289
2.50%, 05/15/24 (c)	15,730,000	15,344,431
2.00%, 05/31/24 (c)	6,300,000	5,981,062
2.00%, 06/30/24	6,250,000	5,928,223
2.13%, 07/31/24	7,000,000	6,679,805
2.38%, 08/15/24	14,500,000	14,024,219
1.88%, 08/31/24	9,000,000	8,463,164
2.13%, 09/30/24	8,500,000	8,099,902
2.25%, 10/31/24	8,250,000	7,912,266
2.25%, 11/15/24 (c)	18,200,000	17,445,340
2.13%, 11/30/24	7,000,000	6,659,297
2.25%, 12/31/24	9,500,000	9,099,404
2.50%, 01/31/25	7,000,000	6,799,570
2.00%, 02/15/25 (c)	17,600,000	16,579,406
2.75%, 02/28/25	6,900,000	6,800,947
2.63%, 03/31/25	3,050,000	2,981,732
2.88%, 04/30/25	4,000,000	3,969,062
2.13%, 05/15/25 (c)	15,612,400	14,786,041
2.88%, 05/31/25	7,300,000	7,240,687
2.75%, 06/30/25	8,000,000	7,872,812
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 07/31/25	5,500,000	5,453,809
2.00%, 08/15/25 (c)	21,500,000	20,152,051
2.75%, 08/31/25	8,250,000	8,115,454
2.25%, 11/15/25 (c)	14,000,000	13,310,117
1.63%, 02/15/26 (c)	13,000,000	11,799,023
1.63%, 05/15/26 (c)	12,911,000	11,681,429
1.50%, 08/15/26 (c)	18,750,000	16,742,440
2.00%, 11/15/26 (c)	11,000,000	10,178,652
2.25%, 02/15/27 (c)	13,750,000	12,945,142
2.38%, 05/15/27	13,750,000	13,056,592
2.25%, 08/15/27	15,300,000	14,350,623
2.25%, 11/15/27 (c)	20,200,000	18,910,672
2.75%, 02/15/28	19,850,000	19,356,464
2.88%, 05/15/28	30,800,000	30,340,406
2.88%, 08/15/28	6,000,000	5,908,477
Total Treasuries
(Cost $2,043,584,571)		1,980,769,872

Government Related 6.2% of net assets

Agency 2.9%
Foreign 1.4%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	1,000,000	980,113
1.88%, 01/20/21	1,000,000	975,226
		1,955,339
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	500,000	505,219
4.88%, 04/30/44	750,000	778,173
Export Development Canada
1.63%, 01/17/20	1,000,000	984,317
1.75%, 07/21/20	2,000,000	1,959,223
Nexen Energy ULC
6.40%, 05/15/37	1,400,000	1,697,975
		5,924,907
Colombia 0.1%
Ecopetrol S.A.
5.88%, 09/18/23	300,000	320,400
5.38%, 06/26/26 (a)	2,500,000	2,584,375
5.88%, 05/28/45	250,000	248,188
		3,152,963
Germany 0.5%
FMS Wertmanagement
2.00%, 08/01/22 (e)	500,000	481,014
Kreditanstalt fuer Wiederaufbau
4.00%, 01/27/20 (e)	1,000,000	1,015,115
1.75%, 03/31/20 (e)	2,500,000	2,459,565
1.50%, 04/20/20 (e)	2,700,000	2,643,986
1.63%, 05/29/20 (e)	1,000,000	979,901
1.88%, 06/30/20 (e)	1,000,000	982,841
2.75%, 09/08/20 (e)	1,000,000	996,948
1.88%, 12/15/20 (e)	500,000	488,576
1.63%, 03/15/21 (e)	1,000,000	968,662
2.63%, 04/12/21 (e)	1,500,000	1,487,477
1.50%, 06/15/21 (e)	2,000,000	1,923,115
2.38%, 08/25/21 (e)	1,500,000	1,474,285
2.63%, 01/25/22 (e)	500,000	493,758
2.13%, 03/07/22 (e)	1,000,000	970,774

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 06/15/22 (e)	1,500,000	1,451,767
2.00%, 09/29/22 (e)	3,000,000	2,882,669
2.50%, 11/20/24 (e)	3,500,000	3,378,001
2.88%, 04/03/28 (e)	1,000,000	977,533
Landwirtschaftliche Rentenbank
2.25%, 10/01/21 (e)	1,000,000	978,207
2.00%, 01/13/25 (e)	500,000	467,356
2.38%, 06/10/25 (e)	500,000	476,917
2.50%, 11/15/27 (e)	300,000	283,106
		28,261,573
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 05/28/20	1,000,000	979,190
2.13%, 07/21/20	750,000	736,901
2.13%, 11/16/20	500,000	489,470
2.38%, 07/21/22	1,500,000	1,452,088
2.38%, 11/16/22	2,050,000	1,978,648
2.25%, 11/04/26	1,000,000	916,770
2.75%, 11/16/27	1,200,000	1,134,172
3.25%, 07/20/28	750,000	738,913
		8,426,152
Mexico 0.3%
Petroleos Mexicanos
5.50%, 01/21/21	400,000	413,564
4.88%, 01/24/22	350,000	354,900
3.50%, 01/30/23	1,500,000	1,425,750
4.63%, 09/21/23	1,750,000	1,738,625
4.88%, 01/18/24	1,750,000	1,747,375
4.50%, 01/23/26	500,000	468,750
6.88%, 08/04/26	1,500,000	1,586,100
6.50%, 03/13/27	500,000	512,000
6.63%, 06/15/35	500,000	499,250
6.50%, 06/02/41	250,000	235,000
6.38%, 01/23/45	1,000,000	928,500
6.75%, 09/21/47	2,250,000	2,152,552
6.35%, 02/12/48 (d)	1,203,000	1,107,963
		13,170,329
Norway 0.1%
Equinor A.S.A.
2.25%, 11/08/19	500,000	496,597
3.15%, 01/23/22	750,000	747,020
2.45%, 01/17/23	500,000	481,940
3.70%, 03/01/24	400,000	403,652
4.25%, 11/23/41	1,000,000	1,014,007
		3,143,216
Republic of Korea 0.1%
Export-Import Bank of Korea
5.13%, 06/29/20	1,000,000	1,029,939
4.38%, 09/15/21	1,100,000	1,125,032
2.75%, 01/25/22	200,000	194,482
5.00%, 04/11/22	500,000	522,169
2.88%, 01/21/25	1,250,000	1,175,560
3.25%, 11/10/25	2,250,000	2,151,776
Korea Development Bank
2.25%, 05/18/20	500,000	491,086
		6,690,044
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 05/18/20	250,000	245,232
1.75%, 03/10/21	750,000	727,730
2.38%, 03/09/22	900,000	878,203
		1,851,165
		72,575,688
U.S. 1.5%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200,000	192,103
Fannie Mae
1.75%, 11/26/19	2,500,000	2,473,805
1.63%, 01/21/20	1,300,000	1,281,663
1.50%, 07/30/20	3,600,000	3,518,694
1.50%, 11/30/20	300,000	291,662
1.88%, 12/28/20	250,000	244,759
1.38%, 02/26/21	1,500,000	1,448,613
1.38%, 10/07/21	1,000,000	955,769
2.00%, 01/05/22	250,000	242,897
1.88%, 04/05/22	5,000,000	4,825,775
2.38%, 01/19/23	3,000,000	2,926,380
2.13%, 04/24/26	6,000,000	5,596,056
1.88%, 09/24/26	2,000,000	1,815,596
7.13%, 01/15/30 (c)	527,000	711,574
7.25%, 05/15/30	1,000,000	1,369,494
6.63%, 11/15/30	1,200,000	1,583,305
5.63%, 07/15/37	1,000,000	1,298,980
Federal Farm Credit Bank
1.95%, 11/02/21	1,250,000	1,214,388
1.92%, 04/19/22 (a)	1,500,000	1,441,138
Federal Home Loan Bank
1.38%, 11/15/19	1,000,000	985,760
1.88%, 03/13/20	1,000,000	986,859
2.63%, 05/28/20	3,800,000	3,789,884
1.75%, 06/12/20	1,000,000	982,103
1.75%, 07/13/20 (a)	250,000	245,384
2.63%, 10/01/20	200,000	199,116
1.38%, 02/18/21	1,000,000	966,088
1.13%, 07/14/21	1,000,000	953,936
1.88%, 11/29/21	1,750,000	1,696,056
2.38%, 06/10/22	400,000	392,007
2.13%, 03/10/23	250,000	241,137
2.88%, 06/14/24	1,075,000	1,066,371
5.38%, 08/15/24	1,750,000	1,966,869
5.50%, 07/15/36	400,000	509,810
Freddie Mac
1.25%, 10/02/19	1,000,000	986,318
0.00%, 11/29/19 (f)	700,000	677,431
1.38%, 04/20/20	1,000,000	978,819
1.38%, 05/01/20	3,750,000	3,668,895
2.38%, 02/16/21	8,000,000	7,910,672
1.13%, 08/12/21	1,000,000	952,048
2.38%, 01/13/22 (c)	5,351,000	5,261,028
6.75%, 09/15/29	500,000	654,480
6.75%, 03/15/31 (c)	564,000	756,440
6.25%, 07/15/32	700,000	924,262
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	1,974,144
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	1,970,254
6.75%, 11/01/25	488,000	596,007
2.88%, 02/01/27	500,000	482,648

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 09/15/39	750,000	921,211
4.63%, 09/15/60	100,000	117,142
		77,245,830
		149,821,518

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (c)	1,160,000	1,421,086
Province of Alberta Canada
1.90%, 12/06/19	500,000	494,158
3.30%, 03/15/28	1,500,000	1,474,279
Province of British Columbia
2.65%, 09/22/21	250,000	246,676
2.00%, 10/23/22	450,000	430,166
2.25%, 06/02/26	300,000	277,697
Province of Manitoba
2.13%, 06/22/26	750,000	682,971
Province of Ontario
4.00%, 10/07/19	750,000	758,414
4.40%, 04/14/20	750,000	765,984
2.55%, 02/12/21	1,000,000	986,738
2.50%, 09/10/21	1,000,000	980,519
2.40%, 02/08/22	250,000	243,309
2.45%, 06/29/22	1,500,000	1,457,513
3.20%, 05/16/24	500,000	495,958
Province of Quebec
2.75%, 08/25/21	500,000	494,559
2.38%, 01/31/22	750,000	730,710
2.63%, 02/13/23	250,000	243,693
7.13%, 02/09/24	1,000,000	1,174,723
2.88%, 10/16/24	1,000,000	978,849
7.50%, 09/15/29	168,000	228,916
		14,566,918
		14,566,918
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010 6.27%, 02/15/50	300,000	365,118
RB (Build America Bonds) Series 2010 8.08%, 02/15/50	250,000	392,770
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1 7.04%, 04/01/50	500,000	734,660
RB (Build America Bonds) Series 2010S3 6.91%, 10/01/50	1,100,000	1,599,213
California
GO (Build America Bonds) Series 2009 6.20%, 10/01/19	250,000	258,283
GO (Build America Bonds) Series 2009 7.50%, 04/01/34	1,350,000	1,870,479
GO (Build America Bonds) Series 2010 7.95%, 03/01/36 (a)	350,000	373,166
GO (Build America Bonds) Series 2009 7.55%, 04/01/39	1,400,000	2,048,382
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GO (Build America Bonds) Series 2009 7.30%, 10/01/39	1,350,000	1,889,190
GO (Build America Bonds) Series 2009 7.35%, 11/01/39	1,465,000	2,062,149
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	314,632
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	781,980
Commonwealth of Massachusetts
Series D 4.50%, 08/01/31	400,000	425,600
GO (Build America Bonds) Series 2009 5.46%, 12/01/39 (c)	100,000	118,823
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	798,168
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	181,010
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	375,263
District of Columbia
Series E
5.59%, 12/01/34	350,000	403,690
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	99,056
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	228,958
Illinois
GO Bonds (Pension Funding) Series 2003 4.95%, 06/01/23	550,000	559,542
GO Bonds (Pension Funding) Series 2003 5.10%, 06/01/33	1,855,000	1,783,286
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	344,767
Los Angeles Unified School District
GO (Build America Bonds) Series 2009 5.76%, 07/01/29	300,000	344,436
GO (Build America Bonds) Series 2010 6.76%, 07/01/34 (c)	450,000	579,537
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	815,592
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	858,988
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	990,756
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	500,000	690,705

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009 5.75%, 06/15/41 (c)	200,000	248,642
Water System RB (Build America Bonds) 6.01%, 06/15/42	250,000	320,987
Water System RB (Build America Bonds) Series 2011CC 5.88%, 06/15/44	250,000	318,060
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	235,276
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	574,135
Oregon School Boards Association
Series B
5.55%, 06/30/28	250,000	278,953
Port Authority of New York & New Jersey
Consolidated Bonds 168th Series 4.93%, 10/01/51	250,000	279,558
Consolidated Bonds 174th Series 4.46%, 10/01/62	1,150,000	1,196,207
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	388,635
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	456,330
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,500,000	1,392,345
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A 5.52%, 04/01/39	750,000	921,397
GO (Build America Bonds) Series 2010A 4.68%, 04/01/40	500,000	548,185
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,273,273
University of California
5.95%, 05/15/45	250,000	307,168
RB Series AD 4.86%, 05/15/12	250,000	254,163
Utah
GO (Build America Bonds) Series D 4.55%, 07/01/24	850,000	886,082
GO (Build America Bonds) Series B 3.54%, 07/01/25	525,000	527,215
Wisconsin
RB Series A
5.70%, 05/01/26	745,000	816,818
		33,511,628
		48,078,546

Sovereign 0.9%
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	288,312
3.13%, 03/27/25	1,400,000	1,360,772
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.24%, 02/06/28 (a)	3,000,000	2,881,500
3.63%, 10/30/42	100,000	93,323
		4,623,907
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	1,000,000	1,019,750
4.50%, 01/28/26 (a)	1,000,000	1,020,875
7.38%, 09/18/37	550,000	695,062
6.13%, 01/18/41	750,000	851,250
5.63%, 02/26/44 (a)	1,500,000	1,616,250
5.00%, 06/15/45 (a)	350,000	350,525
		5,553,712
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	2,000,000	2,137,000
5.38%, 02/21/23	1,000,000	1,060,973
5.75%, 11/22/23	1,000,000	1,084,940
		4,282,913
Indonesia 0.0%
Indonesia Government International Bond
4.10%, 04/24/28	500,000	486,116
4.35%, 01/11/48	500,000	458,559
		944,675
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	473,850
3.25%, 01/17/28	500,000	481,118
4.50%, 01/30/43	500,000	509,896
4.13%, 01/17/48	250,000	239,808
		1,704,672
Italy 0.0%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,088,553
5.38%, 06/15/33	500,000	526,923
		1,615,476
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	650,000	652,402
3.63%, 03/15/22	2,650,000	2,658,798
8.00%, 09/24/22	100,000	118,203
4.00%, 10/02/23	600,000	604,707
4.13%, 01/21/26	500,000	496,525
4.15%, 03/28/27	1,000,000	985,875
6.05%, 01/11/40	550,000	612,155
4.75%, 03/08/44	3,250,000	3,113,500
5.55%, 01/21/45	600,000	639,000
4.60%, 01/23/46	1,000,000	935,000
4.35%, 01/15/47	400,000	364,004
5.75%, 10/12/10	500,000	505,130
		11,685,299
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	617,106
4.00%, 09/22/24 (a)	500,000	508,005
3.75%, 03/16/25 (a)	750,000	748,507

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.70%, 01/26/36	500,000	627,005
4.50%, 04/16/50 (a)	1,000,000	994,010
		3,494,633
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	1,000,000	1,228,510
4.13%, 08/25/27	750,000	775,133
5.63%, 11/18/50	750,000	892,125
		2,895,768
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	800,000	815,428
4.20%, 01/21/24	1,300,000	1,338,703
9.50%, 10/21/24	500,000	652,454
5.50%, 03/30/26	600,000	665,206
9.50%, 02/02/30	250,000	370,756
6.38%, 01/15/32	350,000	429,768
3.95%, 01/20/40	1,500,000	1,450,047
3.70%, 02/02/42	700,000	652,546
		6,374,908
Poland 0.0%
Poland Government International Bond
5.13%, 04/21/21	850,000	889,975
5.00%, 03/23/22	500,000	526,343
3.00%, 03/17/23	300,000	294,840
4.00%, 01/22/24	250,000	255,260
		1,966,418
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	600,000	612,570
		612,570
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	257,500
4.38%, 10/27/27	500,000	510,818
7.63%, 03/21/36	800,000	1,082,344
4.13%, 11/20/45	150,000	140,102
5.10%, 06/18/50	750,000	767,812
4.98%, 04/20/55	250,000	250,625
		3,009,201
		48,764,152

Supranational* 1.5%
African Development Bank
1.88%, 03/16/20	450,000	443,678
2.38%, 09/23/21	1,500,000	1,472,035
2.13%, 11/16/22	1,000,000	964,411
Asian Development Bank
1.75%, 01/10/20	1,000,000	986,929
1.50%, 01/22/20	500,000	491,693
1.63%, 05/05/20	1,000,000	980,747
1.63%, 03/16/21	500,000	484,319
2.00%, 02/16/22	3,000,000	2,900,211
1.75%, 09/13/22	2,775,000	2,640,634
2.00%, 01/22/25	1,500,000	1,402,843
2.00%, 04/24/26	500,000	460,648
2.63%, 01/12/27	1,300,000	1,246,763
2.50%, 11/02/27	250,000	236,583
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corp. Andina de Fomento
2.13%, 09/27/21	1,000,000	961,040
4.38%, 06/15/22	550,000	565,697
Council of Europe Development Bank
1.75%, 11/14/19	500,000	494,281
1.88%, 01/27/20	200,000	197,440
1.63%, 03/10/20	500,000	491,153
1.63%, 03/16/21	500,000	483,776
European Bank for Reconstruction & Development
1.50%, 03/16/20	1,350,000	1,323,686
1.88%, 07/15/21	500,000	484,809
1.50%, 11/02/21	1,100,000	1,051,532
European Investment Bank
1.25%, 12/16/19	2,750,000	2,700,055
1.63%, 03/16/20	3,400,000	3,340,974
1.38%, 06/15/20	750,000	731,292
2.88%, 09/15/20	1,350,000	1,348,626
1.63%, 12/15/20	1,000,000	972,548
2.00%, 03/15/21	1,500,000	1,466,345
2.50%, 04/15/21	1,000,000	988,864
2.38%, 05/13/21	500,000	492,624
2.88%, 12/15/21	1,000,000	995,739
2.25%, 03/15/22	1,500,000	1,460,787
2.38%, 06/15/22	1,650,000	1,611,459
2.25%, 08/15/22	250,000	242,638
2.50%, 03/15/23	1,600,000	1,560,327
2.88%, 08/15/23	1,000,000	989,856
3.25%, 01/29/24	1,100,000	1,107,058
2.50%, 10/15/24	500,000	482,530
1.88%, 02/10/25	1,000,000	927,617
2.13%, 04/13/26	1,100,000	1,022,859
Inter-American Development Bank
1.25%, 10/15/19	500,000	492,527
1.75%, 10/15/19	500,000	494,973
3.88%, 02/14/20	700,000	709,927
1.63%, 05/12/20	1,700,000	1,667,131
2.13%, 11/09/20	650,000	639,552
1.88%, 03/15/21	4,600,000	4,483,560
2.13%, 01/18/22	750,000	728,979
2.50%, 01/18/23	1,000,000	977,745
2.38%, 07/07/27	1,100,000	1,033,104
3.13%, 09/18/28	750,000	744,715
4.38%, 01/24/44	500,000	582,377
International Bank for Reconstruction & Development
1.88%, 10/07/19	500,000	495,937
1.63%, 09/04/20	1,000,000	976,733
2.13%, 11/01/20	1,000,000	984,649
1.38%, 05/24/21	1,800,000	1,728,905
2.25%, 06/24/21	3,250,000	3,189,924
2.00%, 01/26/22	3,450,000	3,339,162
1.63%, 02/10/22	500,000	477,851
1.88%, 10/07/22	2,500,000	2,391,580
7.63%, 01/19/23	500,000	590,674
2.50%, 11/25/24	1,000,000	967,731
2.50%, 07/29/25	2,750,000	2,645,574
1.88%, 10/27/26	1,000,000	911,559
4.75%, 02/15/35	350,000	416,294
International Finance Corp.
1.75%, 03/30/20	500,000	491,853
1.63%, 07/16/20	1,000,000	977,926
1.13%, 07/20/21	1,000,000	950,618
Nordic Investment Bank
2.25%, 09/30/21	1,450,000	1,417,278
2.88%, 07/19/23	250,000	247,759
		78,963,703
Total Government Related
(Cost $333,093,873)		325,627,919

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 30.4% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
BMW Vehicle Owner Trust
Series 2018-A, Class A4, ABS
2.51%, 06/25/24 (a)	1,400,000	1,377,186
Ford Credit Auto Owner Trust
Series 2016-A Class A4
1.60%, 06/15/21 (a)	2,541,000	2,514,140
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4, ABS 1.62%, 08/15/22 (a)	1,455,000	1,440,772
Series 2017-2, Class A4 1.87%, 09/15/23 (a)	4,740,000	4,620,997
Series 2017-3, Class A4, ABS 1.98%, 11/20/23 (a)	160,000	156,111
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4, ABS
2.28%, 02/15/24 (a)	900,000	879,103
Toyota Auto Receivables Owner Trust
Series 2017-D, Class A3, ABS 1.93%, 01/18/22 (a)	750,000	737,551
Series 2018-C, Class A4, ABS 3.13%, 02/15/24 (a)	1,000,000	998,192
		12,724,052
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2017-3, Class A
1.77%, 11/15/22 (a)	955,000	937,604
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4, ABS 1.99%, 07/17/23 (a)	3,350,000	3,282,410
Series 2017-A6, Class A6, ABS 2.29%, 07/15/25 (a)	2,370,000	2,286,733
Chase Issuance Trust
Series 2012-A4 Class A4 1.58%, 08/15/21 (a)	1,080,000	1,068,985
Series 2015-A4 Class A4 1.84%, 04/15/22 (a)	650,000	639,704
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1, ABS 2.49%, 01/20/23 (a)	700,000	690,605
Series 2014-A1 Class A1 2.88%, 01/23/23 (a)	1,175,000	1,169,360
Discover Card Execution Note Trust
Series 2015-A4 Class A4 2.19%, 04/17/23 (a)	3,300,000	3,244,803
Series 2018-A1, Class A1, ABS 3.03%, 08/15/25 (a)	100,000	98,993
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (a)	620,000	612,373
		14,031,570
		26,755,622

Commercial Mortgage-Backed Securities 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	973,927
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,702,654
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3 3.87%, 01/10/48 (a)	4,725,000	4,743,172
Series 2016-C7, Class A3 3.84%, 12/10/54 (a)	1,425,000	1,428,849
Series 2016-C4 Class A4 3.28%, 05/10/58 (a)	1,000,000	969,288
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4 4.13%, 11/10/46 (a)	615,000	633,002
Series 2014-GC23 Class A4 3.62%, 07/10/47 (a)	1,000,000	1,005,501
Series 2016-GC36 Class A5 3.62%, 02/10/49 (a)	1,200,000	1,192,336
Series 2017-P7, Class A4 3.71%, 04/14/50 (a)	500,000	497,303
Series 2017-C4, Class A4 3.47%, 10/12/50 (a)	1,300,000	1,270,764
COMM Mortgage Trust
Series 2012-LC4 Class A4 3.29%, 12/10/44 (a)	300,000	298,823
Series 2012-CR3 Class A3 2.82%, 10/15/45 (a)	257,558	252,652
Series 2012-CR4 Class A3 2.85%, 10/15/45 (a)	900,000	875,673
Series 2013-CR6, Class A4 3.10%, 03/10/46 (a)	4,950,000	4,892,586
Series 2014-CR14 Class A3 3.96%, 02/10/47 (a)	240,000	245,577
Series 2014-CR16 Class ASB 3.65%, 04/10/47 (a)	630,000	634,275
Series 2014-CR19 Class ASB 3.50%, 08/10/47 (a)	400,000	400,504
Series 2014-UBS4, Class A5 3.69%, 08/10/47 (a)	1,600,000	1,605,805
Series 2014-CR20 Class A3 3.33%, 11/10/47 (a)	1,550,000	1,531,575
Series 2015-CR24 Class A5 3.70%, 08/10/48 (a)	400,000	401,858
Series 2015-LC23, Class A4 3.77%, 10/10/48 (a)	440,000	443,398
Series 2016-DC2, Class A5 3.77%, 02/10/49 (a)	100,000	100,182
Series 2015-PC1, Class ASB 3.61%, 07/10/50 (a)	1,975,000	1,976,805
Series 2015-PC1, Class A5 3.90%, 07/10/50 (a)	497,400	503,666
Series 2013-CR11 Class A3 3.98%, 08/10/50 (a)	450,000	460,946
Series 2013-CR11 Class A4 4.26%, 08/10/50 (a)	340,000	352,269
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	2,100,000	2,105,977
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4 3.72%, 08/15/48 (a)	300,000	300,427
Series 2015-C1 Class A4 3.51%, 04/15/50 (a)	308,000	306,308
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	99,714

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae
Series 2010-M3 Class A3 4.33%, 03/25/20 (a)(g)(h)	111,956	113,332
Series 2014-M6 Class A2 2.68%, 05/25/21 (a)	570,795	564,518
Series 2015-M4 Class AV2 2.51%, 07/25/22 (a)	74,552	72,835
Series 2016-M3 Class ASQ2 2.26%, 02/25/23 (a)(g)(h)	63,716	61,717
Series 2014-M9 Class A2 3.10%, 07/25/24 (a)(g)(h)	492,000	485,614
Series 2015-M3 Class A2 2.72%, 10/25/24 (a)	550,000	532,012
Series 2015-M13 Class A2 2.71%, 06/25/25 (a)(g)(h)	150,000	144,539
Series 2016-M6 Class A2 2.49%, 05/25/26 (a)	2,600,000	2,423,890
Freddie Mac
Series K712 Class A2 1.87%, 11/25/19 (a)	380,033	376,261
Series K008 Class A2 3.53%, 06/25/20 (a)	140,600	141,641
Series K009 Class A2 3.81%, 08/25/20 (a)	500,000	505,917
Series K714 Class A2 3.03%, 10/25/20 (a)	764,115	764,128
Series K010 Class A2 4.33%, 10/25/20 (a)	305,000	311,696
Series K012 Class A2 4.18%, 12/25/20 (a)(g)(i)	1,021,000	1,043,735
Series K013 Class A2 3.97%, 01/25/21 (a)(g)(i)	492,000	500,516
Series K014 Class A2 3.87%, 04/25/21 (a)	709,916	721,176
Series K015 Class A2 3.23%, 07/25/21 (a)	525,000	526,674
Series K016 Class A2 2.97%, 10/25/21 (a)	500,000	498,138
Series K017 Class A2 2.87%, 12/25/21 (a)	100,000	99,345
Series K021, Class A1 1.60%, 01/25/22 (a)	115,842	113,162
Series K018, Class A2 2.79%, 01/25/22 (a)	150,000	148,603
Series K025 Class A1 1.88%, 04/25/22 (a)	259,281	253,695
Series K020 Class A2 2.37%, 05/25/22 (a)	385,000	375,603
Series K022 Class A2 2.36%, 07/25/22 (a)	1,200,000	1,167,794
Series K024 Class A2 2.57%, 09/25/22 (a)	800,000	783,084
Series K025 Class A2 2.68%, 10/25/22 (a)	511,000	501,805
Series K029 Class A1 2.84%, 10/25/22 (a)	83,755	83,268
Series K026 Class A2 2.51%, 11/25/22 (a)	550,000	536,434
Series K027 Class A2 2.64%, 01/25/23 (a)	1,705,000	1,670,095
Series K033 Class A1 2.87%, 02/25/23 (a)	97,547	96,948
Series K028 Class A2 3.11%, 02/25/23 (a)	250,000	249,430
Series K030 Class A2 3.25%, 04/25/23 (a)(g)(i)	850,000	852,790
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K031 Class A2 3.30%, 04/25/23 (a)	1,525,000	1,531,471
Series K033 Class A2 3.06%, 07/25/23 (a)	1,540,000	1,529,656
Series K034, Class A2 3.53%, 07/25/23 (a)	150,000	152,042
Series K035 Class A2 3.46%, 08/25/23 (a)(g)(i)	450,000	454,539
Series K725, Class A2 3.00%, 01/25/24 (a)	650,000	643,119
Series K037 Class A2 3.49%, 01/25/24 (a)	600,000	606,576
Series K728, Class A2 3.06%, 08/25/24 (a)(g)(i)	3,700,000	3,655,827
Series K040 Class A2 3.24%, 09/25/24 (a)	750,000	748,667
Series K045 Class A1 2.49%, 11/25/24 (a)	431,276	421,175
Series K042, Class A2 2.67%, 12/25/24 (a)	100,000	96,633
Series K043, Class A2 3.06%, 12/25/24 (a)	750,000	740,371
Series K052, Class A1 2.60%, 01/25/25 (a)	249,968	245,054
Series K044, Class A2 2.81%, 01/25/25 (a)	1,015,000	986,995
Series K045 Class A2 3.02%, 01/25/25 (a)	400,000	393,426
Series K053, Class A1 2.55%, 02/25/25 (a)	564,968	551,500
Series K046 Class A2 3.21%, 03/25/25 (a)	750,000	744,818
Series K048 Class A2 3.28%, 06/25/25 (a)(g)(i)	838,000	835,451
Series K053, Class A2 3.00%, 12/25/25 (a)	950,000	927,329
Series K054, Class A2 2.75%, 01/25/26 (a)	300,000	287,797
Series K055, Class A2 2.67%, 03/25/26 (a)	750,000	714,733
Series K062, Class A2 3.41%, 12/25/26 (a)	3,000,000	2,984,715
Series K064, Class A2 3.22%, 03/25/27 (a)	107,000	104,918
Series K071, Class A2 3.29%, 11/25/27 (a)	1,000,000	979,517
Series K074, Class A2 3.60%, 01/25/28 (a)	1,875,000	1,877,501
GS Mortgage Securities Trust
Series 2011-GC5 Class A4 3.71%, 08/10/44 (a)	233,000	235,368
Series 2012-GC6 Class A3 3.48%, 01/10/45 (a)	597,743	600,694
Series 2012-GCJ7 Class A4 3.38%, 05/10/45 (a)	387,923	388,689
Series 2013-GC12 Class AAB 2.68%, 06/10/46 (a)	256,453	253,127
Series 2013-GC13 Class A5 4.05%, 07/10/46 (a)(g)(j)	649,000	670,452
Series 2013-GC14 Class A5 4.24%, 08/10/46 (a)	700,000	723,793
Series 2016-GS4, Class A4 3.44%, 11/10/49 (a)	365,000	357,933

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3 3.51%, 05/15/45 (a)	337,978	338,889
Series 2012-CBX Class A4 3.48%, 06/15/45 (a)	423,741	424,481
Series 2011-C5 Class A3 4.17%, 08/15/46 (a)	299,286	305,258
Series 2014-C20 Class A4A1 3.54%, 07/15/47 (a)	800,000	799,344
Series 2014-C26 Class ASB 3.29%, 01/15/48 (a)	600,000	598,093
Series 2015-C29 Class A4 3.61%, 05/15/48 (a)	1,000,000	997,445
Series 2015-C28 Class A4 3.23%, 10/15/48 (a)	2,000,000	1,949,510
Series 2015-C32 Class A2 2.82%, 11/15/48 (a)	600,000	595,037
Series 2015-C33 Class A4 3.77%, 12/15/48 (a)	1,150,000	1,153,223
Series 2015-JP1 Class A4 3.65%, 01/15/49 (a)	600,000	598,742
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A1
2.10%, 03/15/50 (a)	406,445	398,891
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4 3.18%, 08/15/45 (a)	430,000	426,364
Series 2013-C10 Class A4 4.08%, 07/15/46 (a)(g)(j)	180,000	184,545
Series 2014-C16 Class A5 3.89%, 06/15/47 (a)	270,000	273,997
Series 2015-C24 Class ASB 3.48%, 05/15/48 (a)	1,000,000	998,561
Series 2013-C8, Class AS 3.38%, 12/15/48 (a)	80,000	78,687
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4 3.24%, 03/15/45 (a)	300,000	298,120
Series 2011-C3, Class A4 4.12%, 07/15/49 (a)	100,000	101,775
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4 3.43%, 08/15/50 (a)	500,000	485,669
Series 2017-C6, Class A5 3.58%, 12/15/50 (a)	1,000,000	982,167
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5 2.85%, 12/10/45 (a)	500,000	488,409
Series 2013-C5 Class A4 3.18%, 03/10/46 (a)	1,850,000	1,831,769
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4 4.22%, 07/15/46 (a)(g)(j)	640,000	659,469
Series 2015-C28, Class A3 3.29%, 05/15/48 (a)	1,210,000	1,190,850
Series 2015-C31 Class A3 3.43%, 11/15/48 (a)	500,000	491,764
Series 2015-P2, Class A4 3.81%, 12/15/48 (a)	1,500,000	1,510,575
Series 2016-NXS6, Class A4 2.92%, 11/15/49 (a)	150,000	141,209
Series 2014-LC16 Class A4 3.55%, 08/15/50 (a)	875,000	873,770
Series 2017-C40, Class A4 3.58%, 10/15/50 (a)	1,051,000	1,035,062
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2017-C41, Class A4 3.47%, 11/15/50 (a)	1,000,000	974,796
Series 2015-C30 Class A4 3.66%, 09/15/58 (a)	560,000	558,665
Series 2016-NXS5, Class A4 3.37%, 01/15/59 (a)	575,000	563,994
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1 2.30%, 06/15/45 (a)	137,152	136,085
Series 2013-C14 Class A5 3.34%, 06/15/46 (a)	547,687	544,489
Series 2013-C15 Class A4 4.15%, 08/15/46 (a)(g)(j)	520,000	534,524
Series 2014-C19 Class A4 3.83%, 03/15/47 (a)	100,000	101,323
Series 2014-C20 Class ASB 3.64%, 05/15/47 (a)	1,780,000	1,792,314
Series 2013-C12 Class A4 3.20%, 03/15/48 (a)	881,000	871,181
		100,659,143

Mortgage-Backed Securities Pass-Through 28.0%
Fannie Mae
3.50%, 10/01/18 to 07/01/48 (a)	166,062,785	164,388,721
6.00%, 10/01/18 to 07/01/41 (a)	3,184,020	3,503,826
4.50%, 06/01/19 to 06/01/48 (a)	34,224,628	35,508,494
5.00%, 06/01/19 to 09/01/39 (a)(c)	3,039,595	3,231,590
5.50%, 08/01/23 to 08/01/41 (a)	7,365,809	7,965,275
4.00%, 02/01/24 to 07/01/48 (a)	119,058,464	120,688,244
5.00%, 03/01/24 to 08/01/48 (a)	11,346,804	12,043,337
4.00%, 04/01/24 to 05/01/41 (a)(c)	6,723,414	6,844,100
3.00%, 12/01/25 to 04/01/47 (a)	156,327,448	151,585,957
2.50%, 07/01/27 to 02/01/43 (a)	37,164,438	35,922,192
2.00%, 02/01/28 to 01/01/32 (a)	1,510,299	1,434,241
5.50%, 07/01/29 to 09/01/38 (a)(c)	1,135,812	1,226,410
6.50%, 08/01/34 to 05/01/40 (a)	1,284,207	1,426,669
6.00%, 07/01/35 to 10/01/39 (a)(c)	1,115,358	1,224,545
4.50%, 04/01/39 to 04/01/41 (a)(c)	1,206,279	1,256,198
3.50%, 10/01/40 to 06/01/45 (a)(c)	18,139,080	17,941,046
3.00%, 07/01/43 to 10/01/46 (a)(c)	11,274,248	10,811,501
Fannie Mae TBA
2.00%, 10/01/33 (a)(k)	3,000,000	2,812,658
2.50%, 10/01/33 to 10/01/48 (a)(k)	4,000,000	3,800,640
3.00%, 10/01/33 to 10/01/48 (a)(k)	4,500,000	4,367,481
3.50%, 10/01/33 to 10/01/48 (a)(k)	10,000,000	9,988,142
4.00%, 10/01/33 to 10/01/48 (a)(k)	15,000,000	15,162,949
4.50%, 10/01/48 (a)(k)	14,500,000	14,959,442
Freddie Mac
5.50%, 11/01/18 to 06/01/41 (a)	4,916,429	5,310,376
4.50%, 05/01/19 to 06/01/48 (a)	21,289,635	22,115,844
5.00%, 03/01/21 to 08/01/48 (a)	8,405,374	8,924,521
6.00%, 05/01/21 to 05/01/40 (a)	3,073,061	3,400,510
4.50%, 07/01/23 to 07/01/39 (a)(c)	438,668	456,620
2.00%, 08/01/23 to 12/01/31 (a)	1,519,220	1,461,025
5.00%, 01/01/24 to 08/01/39 (a)(c)	1,137,390	1,205,923
4.00%, 03/01/24 to 09/01/48 (a)	70,225,935	71,238,265
5.50%, 05/01/24 to 02/01/40 (a)(c)	597,811	643,171
3.00%, 12/01/25 to 04/01/47 (a)	99,313,807	96,189,142
3.50%, 12/01/25 to 07/01/48 (a)	117,550,247	116,209,768
2.50%, 07/01/27 to 11/01/46 (a)	25,734,817	24,848,517
6.50%, 10/01/29 to 09/01/39 (a)	330,659	371,207
6.00%, 09/01/32 to 10/01/37 (a)(c)	280,449	308,743
6.50%, 12/01/33 (a)(c)	165,493	183,245
3.00%, 06/01/43 to 10/01/46 (a)(c)	9,317,506	8,941,643
4.00%, 05/01/44 (a)(c)	1,217,661	1,233,781

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac TBA
2.00%, 10/01/33 (a)(k)	1,000,000	936,615
2.50%, 10/01/33 (a)(k)	3,500,000	3,374,367
3.00%, 10/01/33 to 10/01/48 (a)(k)	9,000,000	8,739,096
3.50%, 10/01/33 to 10/01/48 (a)(k)	10,500,000	10,466,079
4.00%, 10/01/48 (a)(k)	11,500,000	11,613,613
4.50%, 10/01/48 (a)(k)	7,500,000	7,741,699
Ginnie Mae
3.50%, 05/20/26 to 03/20/48 (a)	123,237,288	122,911,880
3.00%, 12/15/26 to 02/20/47 (a)	76,379,992	74,418,127
2.50%, 03/20/27 to 01/20/47 (a)	4,304,321	4,142,682
4.00%, 07/15/30 to 07/20/48 (a)	81,836,585	83,670,079
6.00%, 10/20/32 to 01/20/45 (a)	1,032,948	1,124,300
5.50%, 02/20/33 to 12/20/45 (a)	3,029,366	3,274,543
5.00%, 03/20/33 to 09/20/48 (a)	13,611,512	14,416,518
5.50%, 04/15/33 (a)(c)	172,927	189,160
5.00%, 05/15/33 to 07/20/39 (a)(c)	507,563	542,464
4.50%, 02/20/34 to 07/20/48 (a)	29,759,181	31,066,763
6.50%, 01/15/35 to 10/20/37 (a)	174,626	197,384
6.00%, 09/20/37 (a)(c)	215,134	232,322
4.50%, 03/20/39 (a)(c)	282,964	296,847
3.00%, 01/20/43 to 12/20/46 (a)(c)	32,428,291	31,520,469
3.50%, 08/20/44 to 07/20/46 (a)(c)	29,290,638	29,206,523
Ginnie Mae TBA
2.50%, 10/01/48 (a)(k)	1,500,000	1,406,895
3.00%, 10/01/48 (a)(k)	4,000,000	3,874,219
3.50%, 10/01/48 (a)(k)	15,000,000	14,915,043
4.00%, 10/01/48 (a)(k)	6,000,000	6,102,422
4.50%, 10/01/48 (a)(k)	8,500,000	8,785,267
		1,466,301,335
Total Securitized
(Cost $1,643,868,141)		1,593,716,100

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97% (l)	20,019,560	20,019,560
Total Other Investment Company
(Cost $20,019,560)		20,019,560

Short-Term Investments 2.8% of net assets

Government Related 2.0%
Federal Home Loan Bank
2.00%, 10/12/18 (m)	35,000,000	34,978,611
1.96%, 10/03/18 (m)	15,000,000	14,998,367
1.91%, 10/01/18 (m)	55,000,000	55,000,000

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Obligations 0.8%
U.S. Treasury Bill
2.06%, 10/18/18 (m)	40,000,000	39,961,088
Total Short-Term Investments
(Cost $144,938,066)		144,938,066
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	All or a portion of this security is held as collateral for delayed-delivery securities.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $20,421,092 or 0.4% of net assets.
(e)	Guaranteed by the Republic of Germany.
(f)	Zero Coupon Bond.
(g)	Variable-rate security.
(h)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(i)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(j)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	The rate shown is the 7-day yield.
(m)	The rate shown is the purchase yield.
(n)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.

GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$1,308,425,487	$—	$1,308,425,487
Treasuries	—	1,980,769,872	—	1,980,769,872
Government Related[1]	—	325,627,919	—	325,627,919
Securitized [1]	—	1,593,716,100	—	1,593,716,100
Other Investment Company[1]	20,019,560	—	—	20,019,560
Short-Term Investments[1]	—	144,938,066	—	144,938,066
Total	$20,019,560	$5,353,477,444	$—	$5,373,497,004
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394SEP18

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 13, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 13, 2018